UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/2015

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have a different fiscal year end and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

-Dreyfus Diversified Emerging Markets Fund

-Dreyfus/Newton International Equity Fund

-Dreyfus Tax Sensitive Total Return Bond Fund

-Dreyfus/The Boston Company Small Cap Growth Fund

-Dreyfus/The Boston Company Small Cap Value Fund

-Dreyfus/The Boston Company Small/Mid Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Diversified Emerging
Markets Fund

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
17	Statement of Assets and Liabilities
18	Statement of Operations
19	Statement of Changes in Net Assets
21	Financial Highlights
25	Notes to Financial Statements
41	Information About the Renewal of the Fund’s Investment Advisory, Administration and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Diversified Emerging
Markets Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Diversified Emerging Markets Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting a slight gain, on average, for the reporting period overall. Investors remained concerned that persistent economic weakness and deflationary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed to a degree by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues. Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Elizabeth Slover, Michelle Y. Chan, CFA, Gaurav Patankar, William S. Cazalet, CAIA, Ronald P. Gala, CFA, and Peter D. Goslin, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus Diversified Emerging Markets Fund’s Class A shares produced a total return of –2.29%, Class C shares returned –2.58%, Class I shares returned –1.89%, and ClassY shares returned –1.92%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Emerging Markets Index (the “MSCI EM Index”), produced a total return of –2.37% for the same period.2

Emerging-markets equities declined amid volatile trading in response to a variety of economic and geopolitical headwinds and a strengthening U.S. dollar. The fund’s Class A, Class I and ClassY shares produced modestly higher returns than its benchmark, largely due to favorable results in Mexico, China and the Philippines.

The Fund’s Investment Approach

The fund seeks long-term capital growth.To pursue its goal, the fund invests at least 80% of its assets in equity securities (or other instruments with similar economic characteristics) of companies located, organized or with a majority of assets or business in countries considered to be emerging markets, including other investment companies that invest in such securities.

The fund uses a “manager of managers” approach by selecting one or more experienced investment managers to serve as subadvisers to the fund.The fund also uses a “fund of funds” approach by investing in one or more underlying funds. The fund currently allocates its assets among emerging market equity strategies employed by The Boston Company Asset Management, LLC (the TBCAM Strategy) and Mellon Capital Management Corporation (the Mellon Capital Strategy), each an affiliate of Dreyfus, and one affiliated underlying fund, Dreyfus Global Emerging Markets Fund (the Newton Fund), which is sub-advised by Newton Capital Management Limited, an affiliate of Dreyfus.

Markets Undermined by Global Trends

Declining commodity prices and sluggish global economic growth put downward pressure on stock prices in many emerging markets during the reporting period. Russian equities were particularly hard hit by a sharp drop in petroleum prices and geopolitical tensions surrounding the conflict in Ukraine. In Brazil, investors’ hopes for a more business-friendly national government were dashed when elections

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

returned the incumbent to power. On the other hand, markets in some countries bucked the negative trend. Indian equities consolidated their gains after the election of pro-business government leadership. Chinese companies also posted relatively strong returns, as investor sentiment was bolstered by new economic stimulus measures from the country’s central bank.

Returns from emerging-markets equities for U.S. residents were further dampened by changing foreign currency exchange rates. The U.S. dollar gained value against most other currencies when global investors favored U.S. Treasury securities and other domestic investments over lower yielding European and Japanese sovereign bonds. Foreign exchange influences were particularly troublesome in Brazil, where economic and political concerns sent the local currency sharply lower.

Underlying Strategies Produced Mixed Results

The fund’s diversified approach proved effective over the reporting period, as above-average results from two of its underlying strategies balanced shortfalls from the third.

The TBCAM Strategy benefited from its country allocations, particularly a lack of exposure to the Malaysian stock market and overweighted positions in the Chinese and Filipino markets. Underweighted exposure to Mexico also aided relative results, as did strong security selections in Mexico, China, India, and Indonesia. Light holdings of Taiwanese semiconductor manufacturers and disappointments among Greek financial institutions weighed on the strategy’s results.

The Mellon Capital Strategy scored successful stock selections in the industrials and financials sectors, where the earnings quality and analyst revisions factors considered by its quantitative process worked particularly well. From a country perspective, the strategy fared well in China and Brazil. Laggards included the information technology and utilities sectors, as well as Russia and Thailand.

Dreyfus Global Emerging Markets Fund generally underperformed market averages over the reporting period, mainly due to overweighted exposure to India and underweighted positions in Chinese banks and insurance companies. By market sector, the fund’s greatest detractor was the information technology segment. In contrast, the fund achieved better relative results from individual holdings in South Africa, China, and Hong Kong.

Finding Opportunities despite Ongoing Headwinds

As of the reporting period’s end, we have seen few signs of sustained economic improvement in the emerging markets, and the U.S. dollar seems likely to stay strong if, as expected, interest rates remain low in Europe and Japan. However, we have continued to find opportunities among companies that may benefit from reduced borrowing costs, more competitive export prices, restructuring programs, and intensifying mergers-and-acquisitions activity.

4

Consequently, the fund has maintained overweighted exposure to China, where have identified a number of attractively valued companies with catalysts for future growth.We also have continued to find companies with strong underlying business fundamentals in India and the Philippines, but we recently trimmed exposure these countries after valuations increased. We generally have retained an under weighted position in Brazil, but we are watchful for value-oriented opportunities should local economic fundamentals improve.

April 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign
companies.These special risks include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards.
Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
Emerging markets tend to be more volatile than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.
The ability of the fund to achieve its investment goal depends, in part, on the ability of Dreyfus to allocate effectively the fund’s assets among investment strategies, subadvisers, and underlying funds.There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal or that an investment strategy, subadviser, or underlying fund will achieve its particular investment objective.
Each subadviser makes investment decisions independently, and it is possible that the investment styles of the subadvisers may not complement one another.As a result, the fund’s exposure to a given stock, industry, sector, market capitalization, geographic area, or investment style could unintentionally be greater or smaller than it would have been if the fund had a single adviser or investment strategy.
The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies and ETFs invest.When the fund or an underlying fund invests in another investment company or ETF, shareholders of the fund will bear indirectly their proportionate share of the expenses of the other investment company or ETF (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index.The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions.
1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
The fund changed its investment strategy on January 31, 2014. Prior to that date, the fund invested in individual securities using a bottom-up investment approach which emphasized individual stock selection through the use of proprietary computer models and fundamental analysis.The fund did not use a “manager of managers” or “fund of funds” approach. Different investment strategies may lead to different performance results.The fund’s performance for periods prior to January 31, 2014, reflects the investment strategy in effect prior to that date.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity performance in global emerging markets.
The index consists of select designated MSCI emerging market national indices. MSCI Indices reflect investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.
Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified Emerging Markets Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$7.89	$10.53	$4.89	$4.64
Ending value (after expenses)	$977.10	$974.20	$981.10	$980.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$8.05	$10.75	$4.99	$4.73
Ending value (after expenses)	$1,016.95	$1,014.26	$1,020.00	$1,020.24

† Expenses are equal to the fund’s annualized expense ratio of 1.60% for Class A, 2.14% for Class C, .99% for
Class I and .94% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

Common Stocks—61.8%	Shares		Value ($)
Brazil—1.8%
Banco Bradesco	7,800		73,636
Banco do Brasil	6,400		45,941
BM&FBovespa	127,000		444,085
BR Malls Participacoes	5,500		29,193
Cia de Saneamento Basico do Estado de Sao Paulo	42,200		234,169
EcoRodovias Infraestrutura e Logistrica	49,200		138,587
Embraer, ADR	19,960		613,770
Gol Linhas Aereas Inteligentes, ADR	49,214		119,590
Grupo BTG Pactual	37,100		296,772
JBS	155,100		690,078
Kroton Educacional	12,600		40,624
M Dias Branco	1,200		32,377
Qualicorp	46,100	[a]	329,332
Tim Participacoes	113,100		377,053
Ultrapar Participacoes	4,700		95,471
			3,560,678
British Virgin Islands—.1%
Atlas Mara	39,630	[a]	277,355
Chile—.2%
Cia Cervecerias Unidas	5,697		59,251
Enersis	295,250		96,451
ENTEL Chile	31,768		322,563
			478,265
China—12.5%
Agricultural Bank of China, Cl. H	1,018,000		504,390
Anhui Conch Cement, Cl. H	100,000		378,768
ANTA Sports Products	380,000		694,929
Bank of China, Cl. H	1,567,000		905,808
Beijing Capital International Airport, Cl. H	552,000		537,114
China CITIC Bank, Cl. H	785,000		591,534
China Construction Bank, Cl. H	3,756,000		3,121,296
China Everbright Bank, Cl. H	805,000		443,542
China Merchants Bank, Cl. H	330,500		807,960
China Minsheng Banking, Cl. H	322,800		394,455
China National Building Material, Cl. H	60,000		59,771

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
China (continued)
China Oilfield Services, Cl. H	206,000		342,454
China Petroleum & Chemical, Cl. H	852,000		679,612
China Shenhua Energy, Cl. H	49,000		125,245
China Vanke, Cl. H	22,300	[a]	52,940
Chongqing Rural Commercial Bank, Cl. H	145,000		93,760
CNOOC	711,000		1,006,769
Country Garden Holdings	60,000		24,239
CSR, Cl. H	690,000	[b]	912,957
Evergrande Real Estate Group	82,000		41,386
Great Wall Motor, Cl. H	62,500		439,390
Huaneng Power International, Cl. H	468,000		551,683
Industrial & Commercial Bank of China, Cl. H	3,732,000		2,754,886
Jiangsu Expressway, Cl. H	166,000		223,035
Jiangxi Copper, Cl. H	366,000		678,415
Lenovo Group	620,000		903,076
Longfor Properties	15,000		21,159
New China Life Insurance, Cl. H	45,600		253,463
PetroChina, Cl. H	248,000		275,472
Ping An Insurance Group Company of China, Cl. H	6,500		78,188
Shanghai Pharmaceuticals Holding, Cl. H	177,200		471,022
Sihuan Pharmaceutical Holdings Group	690,000	[b]	392,738
Sino-Ocean Land Holdings	46,500		28,140
Sinopharm Group, Cl. H	40,000		162,918
Tencent Holdings	211,000		3,988,878
Vipshop Holdings, ADS	15,200	[a]	447,488
Weichai Power, Cl. H	104,000		401,537
WuXi PharmaTech, ADR	12,180	[a]	472,340
Zhejiang Expressway, Cl. H	344,000		455,016
Zhuzhou CSR Times Electric, Cl. H	75,000		491,377
			25,209,150
Colombia—.0%
Cemex Latam Holdings	2,600	[a]	13,500
Czech Republic—.2%
Komercni banka	2,019		436,147

8

Common Stocks (continued)	Shares		Value ($)
Hong Kong—2.5%
China Mobile	168,000		2,189,874
China Overseas Land & Investment	60,000		194,080
China Resources Cement Holdings	696,000		392,811
China Resources Land	34,000		95,829
China Singyes Solar Technologies Holdings	244,000	[a]	333,215
China Unicom Hong Kong	300,000		456,877
COSCO Pacific	328,685		431,128
Orient Overseas International	76,000		464,181
Shimao Property Holdings	20,500		43,133
Sino Biopharmaceutical	476,000		480,980
			5,082,108
Hungary—.3%
OTP Bank	26,310		499,340
India—7.1%
Bank of Baroda	182,857		481,175
Bharat Petroleum	39,100		494,991
Bharti Infratel	143,205		865,805
Cairn India	30,592		104,664
Coal India	67,150		388,847
DCB Bank	175,063	[a]	297,719
Dr. Reddy’s Laboratories	10,610		585,930
Grasim Industries	9,730		554,013
HCL Technologies	70,724		1,084,006
ICICI Bank	11,000		55,416
Idea Cellular	180,700		524,447
IDFC	141,320		363,503
Infosys	13,000		452,739
Ion Exchange (India)	69,738		285,520
IRB Infrastructure Developers	135,877		529,408
ITC	94,140		489,684
Jindal Steel & Power	24,900		62,157
JM Financial	499,110		361,983
LIC Housing Finance	60,074		419,850
Mahindra & Mahindra	22,884		433,979

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
India (continued)
Max India	60,830		394,610
Oil & Natural Gas	117,530		575,093
Power Finance	131,922		566,487
Praj Industries	306,640		307,233
Rural Electrification	62,826		331,900
Sesa Sterlite	109,500		333,560
State Bank of India	201,785		858,408
Tata Consultancy Services	1,500		61,170
Tata Motors	150,951		1,301,319
Tata Steel	13,154		66,497
Unichem Laboratories	85,240		277,413
UPL	66,410		446,773
			14,356,299
Indonesia—1.4%
Bank Mandiri	351,200		334,694
Bank Negara Indonesia	2,839,400		1,566,995
Bank Rakyat Indonesia	802,000		813,360
			2,715,049
Malaysia—1.3%
British American Tobacco Malaysia	9,800		181,684
DiGi.Com	418,700		710,579
Hong Leong Financial Group	22,300		102,076
IJM	195,700		380,482
Telekom Malaysia	330,400		645,462
Tenaga Nasional	134,000		518,827
			2,539,110
Mexico—2.6%
America Movil, Ser. L	702,800		719,226
Arca Continental	131,400	[a]	808,032
Coca-Cola Femsa, Ser. L	10,400		82,854
Controladora Vuela Compania de Aviacion, ADR	55,040	[a]	613,146
Fibra Uno Administracion	25,100		66,479
Gruma, Cl. B	47,800		608,221
Grupo Aeroportuario del Pacifico, Cl. B	38,200		251,010
Grupo Financiero Banorte, Ser. O	83,900		486,453
Grupo Financiero Inbursa, Ser. O	180,500		454,874

10

Common Stocks (continued)	Shares		Value ($)
Mexico (continued)
Hoteles City Express	208,200	[a]	316,664
OHL Mexico	162,600	[a]	307,323
PLA Administradora Industrial	187,500	[a]	379,831
Qualitas Controladora	120,000	[a]	217,131
			5,311,244
Philippines—1.1%
Ayala Land	724,700		623,414
Globe Telecom	2,200		98,879
Metropolitan Bank & Trust	242,959		530,000
SM Prime Holdings	89,300		39,878
Universal Robina	196,310		991,589
			2,283,760
Poland—2.0%
Energa	78,502		515,220
KGHM Polska Miedz	36,685		1,160,542
Orange Polska	163,609		410,909
PGE	119,102		654,872
Polski Koncern Naftowy Orlen	31,000		484,595
Powszechna Kasa Oszczednosci Bank Polski	40,690		364,530
Powszechny Zaklad Ubezpieczen	3,586		462,704
			4,053,372
Russia—2.5%
Gazprom, ADR	110,116		523,491
Lukoil, ADR	23,486		1,086,690
Magnit, GDR	11,370		579,953
MMC Norilsk Nickel, ADR	46,291		821,665
Rosneft, GDR	53,872		231,624
Rosneft, GDR	82,420		352,363
Sberbank of Russia, ADR	63,717		278,443
Sberbank of Russia, ADR	106,510		467,444
Severstal, GDR	10,469		117,560
Sistema, GDR	12,207		90,332
Tatneft, ADR	14,825		441,036
			4,990,601
South Africa—3.3%
African Rainbow Minerals	6,515		53,051

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
South Africa (continued)
Barclays Africa Group	37,756		574,898
Barloworld	23,636		180,856
FirstRand	141,177		648,969
Growthpoint Properties	32,864		77,564
Kumba Iron Ore	3,836		49,163
Liberty Holdings	15,375		212,796
Mediclinic International	112,419		1,130,784
MTN Group	60,420		1,018,259
Naspers, Cl. N	2,500		383,848
Redefine Properties	39,233		40,111
Resilient Property Income Fund	4,300		36,811
Sasol	15,930		539,167
Standard Bank Group	30,100		415,692
Steinhoff International Holdings	86,734		543,714
Telkom	90,300	[a]	589,409
Tsogo Sun Holdings	23,600		53,704
			6,548,796
South Korea—9.2%
AMOREPACIFIC Group	570		769,570
BGF Retail	4,008		408,127
BS Financial Group	3,708		50,699
CJ	2,700		428,388
Coway	12,086		994,465
DGB Financial Group	11,620		126,660
Dongbu Insurance	8,174		364,300
E-Mart	1,833		384,181
Halla Visteon Climate Control	1,072		37,006
Hankook Tire	15,761		642,971
Hanwha	8,900		290,835
Hanwha Life Insurance	16,172		107,442
Hyosung	4,800		374,153
Hyundai Steel	10,034		660,022
Hyundai Wia	2,435		309,898
Industrial Bank of Korea	39,572		475,356
KB Financial Group	19,790		698,851
Kia Motors	11,653		473,383

12

Common Stocks (continued)	Shares		Value ($)
South Korea (continued)
Korea Electric Power	12,867		529,893
Korea Investment Holdings	483		27,266
KT	12,537	[a]	327,625
LG Display	33,810		958,512
LG Electronics	1,500		79,602
Lotte Shopping	1,887		403,278
Mirae Asset Securities	3,045		143,405
Samsung Electronics	4,764		6,175,585
Samsung Fire & Marine Insurance	620		149,456
Shinhan Financial Group	13,963		526,117
SK Hynix	24,506		1,001,939
SK Telecom	2,182		537,124
			18,456,109
Taiwan—5.8%
Advanced Semiconductor Engineering	684,000		927,779
AU Optronics	335,000		168,904
Catcher Technology	59,000		617,149
Cathay Financial Holding	289,000		460,643
Chailease Holding	167,700		417,401
China Development Financial Holding	1,965,000		680,627
CTBC Financial Holding	233,000		154,580
Foxconn Technology	183,000		490,671
Hon Hai Precision Industry	397,360		1,161,602
Mega Financial Holding	894,000		740,653
Pegatron	477,000		1,288,331
Pou Chen	284,000		397,019
Ruentex Industries	111,000		242,796
Siliconware Precision Industries	257,000		423,404
SinoPac Financial Holdings	972,834		405,171
Taishin Financial Holdings	648,606		275,095
Taiwan Cement	427,000		601,338
Taiwan Semiconductor Manufacturing	466,000		2,161,923
Zhen Ding Technology Holding	31,000		100,841
			11,715,927
Thailand—1.8%
Bangkok Bank	112,700		642,453

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Thailand (continued)
Jasmine Broadband Internet Infrastructure Fund, Cl. F	1,006,700	[a]	281,530
PTT	47,600		472,880
PTT Exploration & Production, NVDR	88,900		298,344
PTT Global Chemical	209,343		335,695
PTT Global Chemical, NVDR	348,400		558,671
Siam Cement, NVDR	6,500		102,232
Thai Beverage	639,000		355,427
Thai Union Frozen Products, NVDR	929,100		573,556
			3,620,788
Turkey—1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi	374,216		423,714
Eregli Demir ve Celik Fabrikalari	364,223		565,711
Tofas Turk Otomobil Fabrikasi	39,300		237,709
Tupras Turkiye Petrol Rafinerileri	24,066		570,382
Turk Hava Yollari	96,900	[a]	319,604
Turkiye Halk Bankasi	105,486		519,939
Turkiye Is Bankasi, Cl. C	205,636		463,378
			3,100,437
United Arab Emirates—.7%
Abu Dhabi Commercial Bank	30,900		54,256
Dubai Islamic Bank	312,700		527,248
Emaar Properties	320,034		571,598
First Gulf Bank	43,800		173,721
			1,326,823
United Kingdom—.1%
Standard Chartered	15,693		254,096
United States—3.8%
Global X MSCI Colombia ETF	39,190		411,103
iShares Global Materials ETF	8,470		481,435
iShares MSCI Emerging Markets ETF	33,600		1,348,368

14

Common Stocks (continued)	Shares	Value ($)
United States (continued)
iShares MSCI Indonesia ETF	44,402	1,232,156
iShares MSCI Philippines ETF	15,018	624,749
Market Vectors Vietnam ETF	31,649	534,235
Vanguard FTSE Emerging Markets ETF	72,780	2,974,519
		7,606,565
Total Common Stocks
(cost $121,176,671)		124,435,519

Preferred Stocks—2.7%
Brazil—2.6%
AES Tiete	12,900	69,521
Banco Bradesco	43,920	408,299
Banco do Estado do Rio Grande do Sul, Cl. B	54,700	188,529
Cia Brasileira de Distribuicao	29,800	894,032
Cia Energetica de Minas Gerais	71,100	285,599
Cia Energetica de Sao Paulo, Cl. B	44,400	329,152
Cia Paranaense de Energia, Cl. B	21,400	225,630
Itau Unibanco Holding	159,770	1,767,630
Metalurgica Gerdau	47,100	159,531
Suzano Papel e Celulose, Cl. A	123,800	573,703
Telefonica Brasil	21,400	331,774
		5,233,400
Chile—.1%
Sociedad Quimica y Minera de Chile, Cl. B	6,713	122,006
Colombia—.0%
Grupo Aval Acciones y Valores	248,613	111,398
South Korea—.0%
Samsung Electronics	120	119,130
Total Preferred Stocks
(cost $7,120,679)		5,585,934

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—34.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Global Emerging Markets Fund, Cl. Y
(cost $64,746,654)	4,828,628 [c,d]	69,049,380
Total Investments (cost $193,044,004)	98.8%	199,070,833
Cash and Receivables (Net)	1.2%	2,338,343
Net Assets	100.0%	201,409,176

ADR—American Depository Receipts
ADS—American Depository Shares
ETF—Exchange-Traded Fund
GDR—Global Depository Receipts
NVDR—Non-Voting Depository Receipts

a Non-income producing security.
b The valuation of these securities has been determined in good faith by management under the direction of the Board of Trustees.At March 31, 2015, the value of these securities amounted to $1,305,695 or .6% of net assets.
c Investment in affiliated money market mutual fund.
d The fund’s investment in the Dreyfus Global Emerging Markets Fund represents 34.3% of the fund’s total investments.
The Dreyfus Global Emerging Markets Fund seeks to provide long-term capital appreciation.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Mutual Fund: Foreign	34.3	Consumer Discretionary	4.2
Financial	18.9	Consumer Staples	3.9
Information Technology	11.0	Exchange-Traded Funds	3.8
Telecommunications	5.1	Health Care	2.1
Materials	4.7	Utilities	2.0
Energy	4.5
Industrial	4.3		98.8

† Based on net assets.
See notes to financial statements.

16

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			128,297,350	130,021,453
Affiliated issuers			64,746,654	69,049,380
Cash				2,283,765
Cash denominated in foreign currencies			793,567	776,960
Receivable for investment securities sold				932,250
Receivable for shares of Beneficial Interest subscribed				272,011
Dividends receivable				244,900
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				4,150
Prepaid expenses				40,227
				203,625,096
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				171,507
Payable for investment securities purchased				1,590,653
Payable for shares of Beneficial Interest redeemed				402,687
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				4,699
Accrued expenses				46,374
				2,215,920
Net Assets ($)				201,409,176
Composition of Net Assets ($):
Paid-in capital				198,441,475
Accumulated distributions in excess of investment income—net				(882,146)
Accumulated net realized gain (loss) on investments				(2,153,315)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				6,003,162
Net Assets ($)				201,409,176

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	172,515	99,177	2,062,426	199,075,058
Shares Outstanding	8,408	5,031	101,183	9,754,365
Net Asset Value Per Share ($)	20.52	19.71	20.38	20.41
See notes to financial statements.

The Fund 17

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $73,322 foreign taxes withheld at source):
Unaffiliated issuers	792,397
Affiliated issuers	205,369
Total Income	997,766
Expenses:
Investment advisory fee—Note 3(a)	656,225
Custodian fees—Note 3(c)	79,724
Administration fees—Note 3(a)	55,726
Registration fees	31,911
Professional fees	23,705
Prospectus and shareholders’ reports	12,570
Trustees’ fees and expenses—Note 3(d)	5,540
Shareholder servicing costs—Note 3(c)	1,640
Loan commitment fees—Note 2	1,307
Distribution fees—Note 3(b)	266
Miscellaneous	28,885
Total Expenses	897,499
Less—reduction in expenses due to undertaking—Note 3(a)	(9)
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	897,488
Investment Income—Net	100,278
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions:
Unaffiliated issuers	(1,659,674)
Affiliated issuers	(246,286)
Net realized gain (loss) on forward foreign currency exchange contracts	(74,027)
Capital gain distributions from affiliated issuers	526,094
Net Realized Gain (Loss)	(1,453,893)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions:
Unaffiliated issuers	(1,162,583)
Affiliated issuers	(1,374,059)
Net unrealized appreciation (depreciation) on forward foreign
currency exchange contracts	3,183
Net Unrealized Appreciation (Depreciation)	(2,533,459)
Net Realized and Unrealized Gain (Loss) on Investments	(3,987,352)
Net (Decrease) in Net Assets Resulting from Operations	(3,887,074)

See notes to financial statements.

18

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014[a]
Operations ($):
Investment income—net	100,278	984,444
Net realized gain (loss) on investments	(1,453,893)	1,584,567
Net unrealized appreciation
(depreciation) on investments	(2,533,459)	8,125,999
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,887,074)	10,695,010
Dividends to Shareholders from ($):
Investment income—net:
Class A	(1,232)	(1,321)
Class I	(16,426)	(38,708)
Class Y	(1,538,438)	—
Net realized gain on investments:
Class A	(1,947)	—
Class C	(674)	—
Class I	(18,838)	—
Class Y	(1,764,369)	—
Total Dividends	(3,341,924)	(40,029)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	91,062	129,686
Class C	32,568	84,928
Class I	2,312,933	1,802,991
Class Y	49,848,072	186,859,039
Dividends reinvested:
Class A	3,179	1,321
Class C	674	—
Class I	27,489	7,090
Class Y	1,232,674	—
Cost of shares redeemed:
Class A	(122,213)	(53,303)
Class C	(166)	(95,379)
Class I	(954,641)	(4,484,417)
Class Y	(32,737,545)	(9,568,065)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	19,734,086	174,683,891
Total Increase (Decrease) in Net Assets	12,505,088	185,338,872
Net Assets ($):
Beginning of Period	188,904,088	3,565,216
End of Period	201,409,176	188,904,088
Undistributed (distributions in excess of)
investment income—net	(882,146)	573,672

The Fund 19

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014[a]
Capital Share Transactions:
Class A
Shares sold	4,301	5,929
Shares issued for dividends reinvested	157	64
Shares redeemed	(5,851)	(2,515)
Net Increase (Decrease) in Shares Outstanding	(1,393)	3,478
Class C
Shares sold	1,650	4,201
Shares issued for dividends reinvested	35	—
Shares redeemed	(9)	(4,703)
Net Increase (Decrease) in Shares Outstanding	1,676	(502)
Class Ib
Shares sold	111,046	90,912
Shares issued for dividends reinvested	1,371	350
Shares redeemed	(46,569)	(220,231)
Net Increase (Decrease) in Shares Outstanding	65,848	(128,969)
Class Yb
Shares sold	2,425,653	9,318,728
Shares issued for dividends reinvested	61,388	—
Shares redeemed	(1,593,324)	(458,080)
Net Increase (Decrease) in Shares Outstanding	893,717	8,860,648

a Effective January 31, 2014, the fund commenced offering ClassY shares.
b During the period ended September 30, 2014, 12,340 Class I shares representing $272,093 were exchanged for
12,317 ClassY shares.

See notes to financial statements.

20

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
March 31, 2015				Year Ended September 30,
Class A Shares	(Unaudited)	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	21.34	20.58		19.78	21.86	26.99	22.70
Investment Operations:
Investment income (loss)—net[a]	(.05)	.05		.23	.07	.09	.17
Net realized and unrealized
gain (loss) on investments	(.44)	.98		.57	2.15	(5.14)	4.12
Total from Investment Operations	(.49)	1.03		.80	2.22	(5.05)	4.29
Distributions:
Dividends from
investment income—net	(.13)	(.28)		—	(.08)	(.08)	—
Dividends from net realized
gain on investments	(.20)	—		—	(4.22)	—	—
Total Distributions	(.33)	(.28)		—	(4.30)	(.08)	—
Proceeds from redemption fees[b]	—	.01		—	—	—	—
Net asset value, end of period	20.52	21.34		20.58	19.78	21.86	26.99
Total Return (%)[c]	(2.29)[d]	5.14		3.99	12.48	(18.77)	18.85
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.61 [e,f]	4.80	[e]	6.20	5.55	3.66	3.69
Ratio of net expenses
to average net assets	1.60 [e,f]	1.60	[e]	1.60	2.25	2.25	2.25
Ratio of net investment income
(loss) to average net assets	(.51)[e,f]	.22	[e]	1.10	.36	.30	.71
Portfolio Turnover Rate	31.71 [d]	128.76		67.74	70.79	75.59	102.30
Net Assets, end of period
($ x 1,000)	173	209		130	107	158	152

a	Based on average shares outstanding.
b	See Note 3(e).
c	Exclusive of sales charge.
d	Not annualized.
e	Amount does not include the expenses of the underlying fund.
f	Annualized.

See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015				Year Ended September 30,
Class C Shares	(Unaudited)	2014		2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.44	19.60		18.98	21.23	26.36	22.62
Investment Operations:
Investment income (loss)—net[a]	(.10)	(.16)		.04	(.14)	(.16)	(.13)
Net realized and unrealized
gain (loss) on investments	(.43)	.99		.58	2.14	(4.97)	4.17
Total from Investment Operations	(.53)	.83		.62	2.00	(5.13)	4.04
Distributions:
Dividends from
investment income—net	—	—		—	(.03)	—	(.30)
Dividends from net realized
gain on investments	(.20)	—		—	(4.22)	—	—
Total Distributions	(.20)	—		—	(4.25)	—	(.30)
Proceeds from redemption fees[b]	—	.01		—	—	—	—
Net asset value, end of period	19.71	20.44		19.60	18.98	21.23	26.36
Total Return (%)[c]	(2.58)[d]	4.34		3.21	11.63	(19.43)	17.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.14 [e,f]	6.10	[e]	6.62	5.79	3.92	4.18
Ratio of net expenses
to average net assets	2.14 [e,f]	2.35	[e]	2.35	3.00	3.00	3.00
Ratio of net investment income
(loss) to average net assets	(1.10)[e,f]	(.77)[e]		.22	(.69)	(.58)	(.57)
Portfolio Turnover Rate	31.71 [d]	128.76		67.74	70.79	75.59	102.30
Net Assets, end of period
($ x 1,000)	99	69		76	91	157	258

a	Based on average shares outstanding.
b	See Note 3(e).
c	Exclusive of sales charge.
d	Not annualized.
e	Amount does not include the expenses of the underlying fund.
f	Annualized.

See notes to financial statements.

22

Six Months Ended
March 31, 2015			Year Ended September 30,
Class I Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	21.16	20.45	19.60	21.82	26.79	22.67
Investment Operations:
Investment income (loss)—net[a]	.01	(.30)	.26	.24	.25	.18
Net realized and unrealized
gain (loss) on investments	(.41)	1.34	.59	2.10	(5.11)	4.26
Total from Investment Operations	(.40)	1.04	.85	2.34	(4.86)	4.44
Distributions:
Dividends from
investment income—net	(.18)	(.34)	—	(.34)	(.11)	(.32)
Dividends from net realized
gain on investments	(.20)	—	—	(4.22)	—	—
Total Distributions	(.38)	(.34)	—	(4.56)	(.11)	(.32)
Proceeds from redemption fees[b]	—	.01	—	—	—	—
Net asset value, end of period	20.38	21.16	20.45	19.60	21.82	26.79
Total Return (%)	(1.89)[c]	5.32	4.23	13.36	(18.27)	19.73
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99 [d,e]	3.57 [d]	5.39	4.66	2.83	3.07
Ratio of net expenses
to average net assets	.99 [d,e]	1.35 [d]	1.35	1.50	1.50	1.50
Ratio of net investment income
(loss) to average net assets	.11 [d,e]	(.63)[d]	1.27	1.19	.90	.75
Portfolio Turnover Rate	31.71 [c]	128.76	67.74	70.79	75.59	102.30
Net Assets, end of period
($ x 1,000)	2,062	748	3,359	4,291	8,090	15,978

a	Based on average shares outstanding.
b	See Note 3(e).
c	Not annualized.
d	Amount does not include the expenses of the underlying fund.
e	Annualized.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2015	Year Ended
Class Y Shares	(Unaudited)	September 30, 2014[a]
Per Share Data ($):
Net asset value, beginning of period	21.20	19.03
Investment Operations:
Investment income—net[b]	.01	.14
Net realized and unrealized gain (loss) on investments	(.42)	2.02
Total from Investment Operations	(.41)	2.16
Distributions:
Dividends from investment income—net	(.18)	—
Dividends from net realized gain on investments	(.20)	—
Total Distributions	(.38)	—
Proceeds from redemption fees[c]	—	.01
Net asset value, end of period	20.41	21.20
Total Return (%)[d]	(1.92)	11.40
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets[e,f]	.94	1.29
Ratio of net expenses
to average net assets[e,f]	.94	1.29
Ratio of net investment income
to average net assets[e,f]	.11	1.03
Portfolio Turnover Rate	31.71 [d]	128.76
Net Assets, end of period ($ x 1,000)	199,075	187,879

a From the close of business on January 31, 2014 (commencement of initial offering) to September 30, 2014.
b Based on average shares outstanding.
c See Note 3(e).
d Not annualized.
e Amount does not include the expenses of the underlying fund.
f Annualized.

See notes to financial statements.

24

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified Emerging Markets Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”) and The Boston Company Asset Management, LLC (“TBCAM”), each a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serve as the fund’s sub-investment advisers.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

26

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

28

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	5,857,175	110,971,779	††	—	116,828,954
Equity Securities—
Foreign Preferred
Stocks†	—	5,585,934	††	—	5,585,934
Exchange-Traded
Funds	7,606,565	—		—	7,606,565
Mutual Funds	69,049,380	—		—	69,049,380
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	4,150		—	4,150
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(4,699)		—	(4,699)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
†††	Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2014, no exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2015 were as follows:

Affiliated
Investment	Value				Net Realized
Company	9/30/2014	($)	Purchases ($)†	Sales ($)	Gain (Loss) ($)
Dreyfus
Global
Emerging
Markets
Fund, Cl. Y	64,803,821		10,916,604	5,050,700	(246,286)

†	Includes reinvested dividends/distributions.

30

Change in Net
Affiliated	Unrealized
Investment	Appreciation	Value		Net	Dividends/
Company	(Depreciation) ($)	3/31/2015	($)	Assets (%)	Distributions ($)
Dreyfus
Global
Emerging
Markets
Fund, Cl. Y	(1,374,059)	69,049,380		34.3	731,463

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: ordinary income $40,029.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the fund has agreed to pay an investment advisory fee at the annual rate of 1.10% of the value of the fund’s average daily net assets other than assets allocated to investments in other investment companies (other underlying funds, which may consist of affiliated funds, mutual funds

32

and exchange traded funds) and is payable monthly. Dreyfus had contractually agreed, from October 1, 2014 through October 31, 2014 to waive receipt of its fees and/or assume the expenses of the fund so that the direct expenses of the fund (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings, acquired fund fees and expenses of the underlying fund and extraordinary expenses) did not exceed 1.35% of the fund’s average daily net assets. Dreyfus has also contractually agreed, from November 1, 2014 through February 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, C, I and Y shares (excluding certain expenses as described above) do not exceed 1.35%, 1.35%, 1.35% and 1.30% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $9 during the period ended March 31, 2015.

Pursuant to separate sub-investment advisory agreements between Dreyfus, TBCAM and Mellon Capital, each serve as the fund’s sub-investment advisers responsible for the day to day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $55,726 during the period ended March 31, 2015.

During the period ended March 31, 2015, the Distributor retained $161 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2015, Class C shares were charged $266 pursuant to the Distribution Plan.

34

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Class A and Class C shares were charged $236 and $89, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $939 for transfer agency services and $33 for cash management services. These fees are included in Shareholder servicing

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $79,724 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $5,657 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $114,037, Distribution Plan fees $50, Shareholder Services Plan fees $50, custodian fees $45,461, Chief Compliance Officer fees $2,867, administration fees $8,700 and transfer agency fees $342.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended March 31, 2015, redemption fees charged and retained by the fund amounted to $29,277.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2015, amounted to $77,291,492 and $60,375,092, respectively.

36

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2015 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the coun-terparty. The following summarizes open forward contracts at March 31, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
South African Rand,
Expiring
4/1/2015 [a]	1,798,050	152,649	148,244	(4,405)
Taiwan Dollar,
Expiring
4/1/2015 [b]	14,376,262	459,746	459,452	(294)
Turkish Lira,
Expiring
4/1/2015 [c]	385,213	147,794	148,224	430
Sales:		Proceeds ($)
Indian Rupee,
Expiring
4/6/2015 [c]	58,341,358	935,970	932,250	3,720
Gross Unrealized Appreciation				4,150
Gross Unrealized Depreciation				(4,699)

Counterparties:

a	Bank of America
b	HSBC
c	Deutsche Bank

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities.These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and

38

require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At March 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	4,150	(4,699)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	4,150	(4,699)
Derivatives not subject to
Master Agreements	—	—
Total gross amount of assets and
liabilities subject to Master Agreements	4,150	(4,699)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Deutsche Bank	4,150	—	—	4,150

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	of Liabilities ($)
Bank of America	(4,405)	—	—	(4,405)
HSBC	(294)	—	—	(294)
Total	(4,699)	—	—	(4,699)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2015:

Average Market Value ($)
Forward contracts	391,963

At March 31, 2015, accumulated net unrealized appreciation on investments was $6,026,829, consisting of $16,396,600 gross unrealized appreciation and $10,369,771 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

40

INFORMATION ABOUT THE RENEWAL OF
THE FUND’S INVESTMENT ADVISORY,
ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Management Agreement”) and Dreyfus’ separate Sub-Investment Advisory Agreements (the “Sub-Investment Advisory Agreements” and, collectively with the Management Agreement, the “Agreements”) with each of The Boston Company Asset Management, LLC (“TBCAM”) and Mellon Capital Management Corporation (“Mellon Capital,” and, together with TBCAM, the “Sub-investment advisers”) pursuant to which each Sub-investment adviser serves as a sub-investment adviser and provides day-to-day management of a portion of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-investment advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

A representative of Dreyfus reminded the Board that, effective January 31, 2014 (the “Effective Date”), the fund uses a “manager of managers” approach by selecting one or more experienced investment managers to serve as sub-investment advisers to the fund. The fund also uses a “fund of funds” approach by investing in one or more underlying funds. The fund currently allocates its assets among emerging market equity strategies employed by TBCAM and Mellon Capital, each an affiliate of Dreyfus, and one affiliated underlying fund, Dreyfus Global Emerging Markets Fund (the “Newton Fund”), which is sub-advised by Newton Capital Management Limited, an affiliate of Dreyfus.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-investment advisers. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the

42

“Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

The Board was reminded that, prior to the Effective Date, the fund did not use a “manager of managers” or “fund of funds” approach and the fund’s investment strategies were different than the strategies currently in place.The board noted that different investment strategies may lead to different performance results and that the fund’s performance for periods prior to the Effective Date reflects the investment strategy in effect prior to that date.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for the one-, two- and three-year periods but below the Performance Group and Performance Universe medians for the four- and five-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and that the fund did not pay a management fee during the period and, as such, the fund’s actual management fee was below the Expense Group and the Expense Universe medians. The Board also noted that the fund’s total expenses were at the Expense Group and Expense Universe medians. The Board was reminded that, as of the Effective Date, no investment advisory fee or

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

administration fee would be applied to the portion of the fund’s average daily net assets allocated to affiliated and unaffiliated open-end and closed-end funds, including the Newton Fund.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class A, Class C, Class I and Class Y shares (excluding Rule 12b-1 fees, shareholder services fees, acquired fund fees and expenses incurred by underlying funds, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.35%, 1.35%, 1.35% and 1.30%, respectively. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-investment advisers or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-investment advisers in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-investment advisers and Dreyfus.The Board also noted each Sub-investment adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

44

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund (which was zero) and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also noted the expense limitation arrangement and the fee waiver in effect pursuant to the Administration Agreement and their effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-investment advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-investment advisers pursuant to the Sub-Investment Advisory Agreements, the Board did not consider the Sub-investment advisers’ profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Sub-investment advisers from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Sub-investment advisers are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- investment advisers were reasonable in light of the considerations described above.

  The Board determined that the fee charged by Dreyfus under the Agreements was for services in addition to, and not duplicative of, services provided under the advisory contracts of the underlying funds in which the fund invests or may invest in the future.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreements and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

46

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-investment advisers, of the fund and the services provided to the fund by Dreyfus and the Sub-investment advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 47

NOTES

For More Information

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus/Newton
International Equity Fund

SEMIANNUAL REPORT March 31, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
33	Information About the Renewal of the Fund’s Investment Advisory, Administration and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/Newton
International Equity Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/Newton International Equity Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting a slight gain, on average, for the reporting period overall. Investors remained concerned that persistent economic weakness and deflationary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed to a degree by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues. Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Paul Markham, Lead Portfolio Manager of Newton Capital Management Limited, Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus/Newton International Equity Fund’s Class A shares produced a total return of 2.67%, Class C shares returned 2.19%, Class I shares returned 2.76%, and Class Y shares returned 2.80%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 1.13% for the same period.2

Developed equity markets produced flat returns, on average, amid heightened market volatility. Successful sector allocation and security selection strategies in the energy, consumer discretionary and industrials sectors enabled the fund to outperform its benchmark.

The Fund’s Investment Approach

The fund normally invests at least 80% of its assets in common stocks, securities convertible into common stocks of foreign companies, and in depositary receipts evidencing ownership in such securities. The process of selecting investments begins with Newton’s core list of global investment themes.These themes are based on observable economic, industrial or social trends (typically global) that Newton believes will positively or negatively affect certain sectors or industries.The list of themes is discussed and updated on a regular basis. For instance, Newton’s Debt Burden theme asserts that excessive debt is weighing on economic activity, and that the way in which delever-aging occurs is critical to the outlook for economics and financial markets. Elsewhere, Newton’s Net Effects theme focuses upon the opportunities and risks inherent in the growth of information technology networks around the world.

Volatile Shifts Affected International Markets

Volatility returned to international equity markets during the final quarter of 2014 when plunging oil prices and other deflationary pressures sent stock prices sharply lower.These losses were recouped in early 2015 after several central banks “doubled

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

down” on already aggressively accommodative monetary policies by further reducing interest rates and implementing more quantitative easing. Investors also were encouraged by the realization that lower oil prices could boost earnings in certain industry groups.

The aggressively loose monetary policies of European and Japanese central banks sent yields of non-U.S. sovereign bonds lower, sparking a surge in global demand for U.S. Treasury securities. The resulting supply-and-demand imbalance caused the U.S. dollar to appreciate sharply against most foreign currencies, eroding international equity returns for U.S. investors.The fund successfully used currency forward contracts to hedge its yen exposure, enabling Japanese equities to produce relatively robust returns. In contrast, local returns from unhedged European equities were dampened by a weaker euro.

Security Selections Bolstered Relative Performance

The fund’s relative performance was buoyed by underweighted exposure to struggling energy producers, helping to cushion the impact of the sector’s pronounced weakness. Conversely, overweighted exposure to the consumer discretionary sector helped boost participation in a top performing market sector. Favorable stock selections included Japanese discount retailer Don Quijote Holdings, which reported strong same-store sales growth and market share gains. The industrials sector also aided relative results, as an underweighted position in the lagging sector was complemented by strong stock picks such as Japanese factory automation equipment manufacturer FANUC and German chemicals company Brenntag. In the consumer staples sector, Japanese drugstore chain Sugi Holdings performed well on the strength of rising sales and an expanding pharmacy business. In other areas, Dutch enterprise software developer Wolters Kluwer and Italian tire manufacturer Pirelli & C. contributed positively to relative performance.

On a more negative note, stock selections within the health care and telecommunications services sectors weighed to a degree on relative performance. Among telecommunications companies, Sweden’s TeliaSonera reported lower-than-expected revenues and earnings, and Japan’s SoftBank disappointed due to its stakes in other companies even as its core domestic business remained fundamentally strong. In the information technology sector, electronic components producer Tokyo Electron declined amid fears that an announced merger might be delayed, and Finland’s

4

Nokia issued conservative guidance for its networking business and reported increased spending in the technologies division. Elsewhere, U.K. electric utility Centrica struggled when its new chief executive pared back earnings guidance and cut the dividend.

A Cautious Investment Posture

We believe that ultra-loose monetary policies throughout the world have supported inflated asset values, and we are concerned that cheap credit could lead to future capacity and demand imbalances. We also are wary of the risks of an increasingly financialized global economy, in which financial services providers no longer serve the real economy but become primary drivers of economic activity.

Therefore, we have maintained a generally cautious investment posture, including reduced exposure to an energy sector struggling with long-term pricing pressures. We also have trimmed positions in the financials sector, where banks appear to lack pricing discipline and effective risk controls. Conversely, we have identified ample opportunities in the consumer discretionary and information technology sectors, leading us to establish new positions in both areas.

April 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International Europe,Australasia, Far East (MSCI EAFE) Index is an
unmanaged index composed of a sample of companies representative of the market structure of European and Pacific
Basin countries.The Index does not take into account fees and expenses to which the fund is subject. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/Newton International Equity Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.71	$10.28	$4.55	$4.50
Ending value (after expenses)	$1,026.70	$1,021.90	$1,027.60	$1,028.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.69	$10.25	$4.53	$4.48
Ending value (after expenses)	$1,019.30	$1,014.76	$1,020.44	$1,020.49

† Expenses are equal to the fund’s annualized expense ratio of 1.13% for Class A, 2.04% for Class C, .90% for
Class I and .89% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

Common Stocks—97.1%	Shares		Value ($)
Australia—.8%
Dexus Property Group	1,207,257		6,949,257
Belgium—1.8%
Anheuser-Busch InBev	122,507		14,985,672
Brazil—.1%
International Meal Company Holdings	548,116		1,133,482
Finland—1.5%
Nokia	1,657,141		12,658,779
France—4.7%
Air Liquide	111,568		14,350,931
Sanofi	137,392		13,519,461
Vivendi	490,510	[a]	12,195,693
			40,066,085
Germany—11.7%
Bayer	97,686		14,677,772
Brenntag	237,330		14,228,020
Commerzbank	1,053,387	[a]	14,523,986
Continental	35,319		8,365,635
Infineon Technologies	1,098,269		13,150,142
LEG Immobilien	243,453	[a]	19,354,988
SAP	119,648		8,688,280
Telefonica Deutschland Holding	1,028,636	[a]	5,945,980
			98,934,803
Hong Kong—6.0%
AIA Group	2,524,112		15,819,884
Belle International Holdings	11,293,255		13,171,539
Jardine Matheson Holdings	158,400		9,998,056
Man Wah Holdings	12,113,000		11,617,606
			50,607,085
Ireland—1.8%
CRH	600,125		15,562,923
Israel—.9%
Bank Hapoalim	1,488,672		7,167,911

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Italy—1.9%
Pirelli & C	968,927	15,995,094
Japan—27.5%
Don Quijote Holdings	268,800	21,891,674
FANUC	60,200	13,155,306
Japan Airlines	455,886	14,209,537
Japan Tobacco	676,400	21,371,475
LIXIL Group	346,200	8,212,507
M3	310,200	6,591,667
NGK Spark Plug	284,000	7,640,399
Nomura Holdings	1,583,400	9,310,148
Recruit Holdings	268,139	8,377,346
Sawai Pharmaceutical	119,700	7,090,867
Skylark	671,100	8,837,326
SoftBank	440,700	25,617,678
Stanley Electric	330,900	7,483,572
Sugi Holdings	316,300	15,652,239
Suntory Beverage & Food	192,600	8,244,286
Tokyo Electron	168,800	11,769,736
TOPCON	462,500	11,347,710
Toyota Motor	366,300	25,564,648
		232,368,121
Macau—.8%
Sands China	1,692,800	6,992,790
Mexico—.6%
Grupo Financiero Santander Mexico, Cl. B, ADR	471,417	5,147,874
Netherlands—3.4%
Reed Elsevier	503,639	12,556,153
Wolters Kluwer	495,979	16,210,028
		28,766,181
Norway—1.1%
DNB	564,726	9,089,633

8

Common Stocks (continued)	Shares		Value ($)
Philippines—1.3%
Energy Development	39,274,800		7,454,075
LT Group	8,834,000		3,216,006
			10,670,081
Portugal—.6%
Galp Energia	478,125		5,164,340
Russia—.5%
TBC Bank, GDR	403,013		4,634,649
Switzerland—12.2%
Actelion	60,792	[a]	7,038,905
Credit Suisse Group	576,215	[a]	15,512,705
Nestle	301,180		22,738,918
Novartis	213,485		21,111,352
Roche Holding	60,895		16,791,352
Zurich Insurance Group	60,091	[a]	20,353,119
			103,546,351
United Kingdom—17.9%
Associated British Foods	202,790		8,472,159
Barclays	4,385,961		15,737,582
British American Tobacco	268,343		13,863,919
Centrica	3,037,323		11,392,600
GlaxoSmithKline	617,341		14,137,001
Imagination Technologies Group	873,705	[a]	2,731,947
Just Eat	1,086,425		7,024,695
Merlin Entertainments	1,669,447	[b]	10,921,580
Next	84,810		8,836,384
Prudential	1,106,213		27,389,944
Vodafone Group	5,655,290		18,481,648
Wolseley	211,096		12,485,824
			151,475,283
Total Common Stocks
(cost $692,024,438)			821,916,394

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $24,233,831)	24,233,831 [c]	24,233,831
Total Investments (cost $716,258,269)	100.0%	846,150,225
Cash and Receivables (Net)	.0%	45,877
Net Assets	100.0%	846,196,102

ADR —American Depository Receipts
GDR —Global Depository Receipts

a Non-income producing security.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security maybe resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2015, this security was valued at $10,921,580 or 1.3% of net assets.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Consumer Discretionary	21.8	Information Technology	5.8
Financial	21.4	Materials	3.5
Health Care	13.3	Money Market Investment	2.9
Consumer Staples	12.8	Utilities	2.2
Industrial	8.3	Energy	.6
Telecommunication Services	7.4		100.0

† Based on net assets.
See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			692,024,438	821,916,394
Affiliated issuers			24,233,831	24,233,831
Cash				1,858,491
Cash denominated in foreign currencies			63,631	63,587
Dividends receivable				4,420,312
Receivable for shares of Beneficial Interest subscribed				562,313
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				213,538
Prepaid expenses				37,029
				853,305,495
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				660,746
Payable for investment securities purchased				4,799,729
Payable for shares of Beneficial Interest redeemed				1,250,134
Unrealized depreciation on forward foreign
currency exchange contracts—Note 4				336,046
Accrued expenses				62,738
				7,109,393
Net Assets ($)				846,196,102
Composition of Net Assets ($):
Paid-in capital				735,627,858
Accumulated distributions in excess of investment income—net				(3,048,733)
Accumulated net realized gain (loss) on investments				(15,956,908)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				129,573,885
Net Assets ($)				846,196,102

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	3,714,937	969,394	32,949,242	808,562,529
Shares Outstanding	184,267	49,050	1,649,692	40,668,374
Net Asset Value Per Share ($)	20.16	19.76	19.97	19.88
See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $483,757 foreign taxes withheld at source):
Unaffiliated issuers	7,485,652
Affiliated issuers	6,842
Interest	15,384
Total Income	7,507,878
Expenses:
Investment advisory fee—Note 3(a)	3,149,460
Custodian fees—Note 3(c)	139,524
Administration fee—Note 3(a)	90,979
Registration fees	33,301
Professional fees	27,453
Trustees’ fees and expenses—Note 3(d)	23,370
Shareholder servicing costs—Note 3(c)	7,750
Loan commitment fees—Note 2	5,458
Distribution fees—Note 3(b)	3,814
Prospectus and shareholders’ reports	3,231
Interest expense—Note 2	2,268
Miscellaneous	24,403
Total Expenses	3,511,011
Less—reduction in fees due to earnings credits—Note 3(c)	(2)
Net Expenses	3,511,009
Investment Income—Net	3,996,869
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(17,236,021)
Net realized gain (loss) on forward foreign currency exchange contracts	7,956,937
Net Realized Gain (Loss)	(9,279,084)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	31,070,984
Net unrealized appreciation (depreciation) on
forward foreign currency exchange contracts	(4,083,097)
Net Unrealized Appreciation (Depreciation)	26,987,887
Net Realized and Unrealized Gain (Loss) on Investments	17,708,803
Net Increase in Net Assets Resulting from Operations	21,705,672

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment income—net	3,996,869	17,247,820
Net realized gain (loss) on investments	(9,279,084)	23,673,501
Net unrealized appreciation
(depreciation) on investments	26,987,887	(20,186,096)
Net Increase (Decrease) in Net Assets
Resulting from Operations	21,705,672	20,735,225
Dividends to Shareholders from ($):
Investment income—net:
Class A	(45,244)	(142,170)
Class C	(19,617)	(13,199)
Class I	(826,604)	(9,907,582)
Class Y	(24,124,094)	(20)
Net realized gain on investments:
Class A	(41,569)	—
Class C	(18,505)	—
Class I	(540,048)	—
Class Y	(13,319,218)	—
Total Dividends	(38,934,899)	(10,062,971)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,612,432	1,547,595
Class C	103,698	393,985
Class I	9,839,904	262,132,680
Class Y	121,135,936	806,497,402
Dividends reinvested:
Class A	84,769	141,362
Class C	38,122	13,199
Class I	1,248,485	4,475,491
Class Y	19,737,631	—
Cost of shares redeemed:
Class A	(292,298)	(8,997,862)
Class C	(402,805)	(142,573)
Class I	(7,118,114)	(802,856,212)
Class Y	(79,047,193)	(23,042,278)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	66,940,567	240,162,789
Total Increase (Decrease) in Net Assets	49,711,340	250,835,043
Net Assets ($):
Beginning of Period	796,484,762	545,649,719
End of Period	846,196,102	796,484,762
Undistributed (distributions in excess of)
investment income—net	(3,048,733)	17,969,957

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Capital Share Transactions:
Class A
Shares sold	80,775	75,834
Shares issued for dividends reinvested	4,536	7,216
Shares redeemed	(14,876)	(435,987)
Net Increase (Decrease) in Shares Outstanding	70,435	(352,937)
Class C
Shares sold	5,240	19,615
Shares issued for dividends reinvested	2,073	680
Shares redeemed	(20,736)	(7,038)
Net Increase (Decrease) in Shares Outstanding	(13,423)	13,257
Class Ia
Shares sold	500,972	12,979,452
Shares issued for dividends reinvested	67,340	229,512
Shares redeemed	(365,819)	(38,385,605)
Net Increase (Decrease) in Shares Outstanding	202,493	(25,176,641)
Class Ya
Shares sold	6,233,352	38,558,130
Shares issued for dividends reinvested	1,070,951	—
Shares redeemed	(4,089,541)	(1,104,571)
Net Increase (Decrease) in Shares Outstanding	3,214,762	37,453,559

a During the period ended September 30, 2014, 35,884,139 Class I shares representing $751,546,493 were exchanged for 35,901,286 ClassY shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2015				Year Ended September 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.41		20.15	16.96	14.74	16.80	16.27
Investment Operations:
Investment income—net[a]	.09		.47	.21	.18	.19	.21
Net realized and unrealized
gain (loss) on investments	.39		.10	3.19	2.52	(1.82)	.44
Total from Investment Operations	.48		.57	3.40	2.70	(1.63)	.65
Distributions:
Dividends from
investment income—net	(.38)		(.31)	(.21)	(.23)	(.17)	(.12)
Dividends from net realized
gain on investments	(.35)		—	—	(.25)	(.26)	—
Total Distributions	(.73)		(.31)	(.21)	(.48)	(.43)	(.12)
Net asset value, end of period	20.16		20.41	20.15	16.96	14.74	16.80
Total Return (%)[b]	2.67	[c]	2.88	20.24	18.92	(10.10)	3.99
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.13	[d]	1.30	1.34	1.32	1.32	1.32
Ratio of net expenses
to average net assets	1.13	[d]	1.30	1.34	1.32	1.32	1.32
Ratio of net investment income
to average net assets	.92	[d]	2.22	1.11	1.14	1.06	1.29
Portfolio Turnover Rate	23.48	[c]	39.45	55.27	57.88	63.28	64.45
Net Assets, end of period
($ x 1,000)	3,715		2,324	9,404	7,300	9,766	18,901

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015			Year Ended September 30,
Class C Shares	(Unaudited)	2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.10	19.90	16.70	14.54	16.59	16.17
Investment Operations:
Investment income (loss)—net[a]	(.02)	.29	.05	.07	.05	.08
Net realized and unrealized
gain (loss) on investments	.40	.14	3.17	2.47	(1.79)	.45
Total from Investment Operations	.38	.43	3.22	2.54	(1.74)	.53
Distributions:
Dividends from
investment income—net	(.37)	(.23)	(.02)	(.13)	(.05)	(.11)
Dividends from net realized
gain on investments	(.35)	—	—	(.25)	(.26)	—
Total Distributions	(.72)	(.23)	(.02)	(.38)	(.31)	(.11)
Net asset value, end of period	19.76	20.10	19.90	16.70	14.54	16.59
Total Return (%)[b]	2.19 [c]	2.18	19.31	17.92	(10.79)	3.20
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.04 [d]	2.04	2.13	2.16	2.07	2.11
Ratio of net expenses
to average net assets	2.04 [d]	2.04	2.13	2.16	2.07	2.11
Ratio of net investment income
(loss) to average net assets	(.25)[d]	1.43	.28	.42	.31	.52
Portfolio Turnover Rate	23.48 [c]	39.45	55.27	57.88	63.28	64.45
Net Assets, end of period
($ x 1,000)	969	1,256	979	722	924	1,345

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
March 31, 2015				Year Ended September 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	20.37		20.10	16.92	14.77	16.84	16.27
Investment Operations:
Investment income—net[a]	.10		.61	.26	.24	.26	.25
Net realized and unrealized
gain (loss) on investments	.39		.03	3.18	2.49	(1.86)	.45
Total from Investment Operations	.49		.64	3.44	2.73	(1.60)	.70
Distributions:
Dividends from
investment income—net	(.54)		(.37)	(.26)	(.33)	(.21)	(.13)
Dividends from net realized
gain on investments	(.35)		—	—	(.25)	(.26)	—
Total Distributions	(.89)		(.37)	(.26)	(.58)	(.47)	(.13)
Net asset value, end of period	19.97		20.37	20.10	16.92	14.77	16.84
Total Return (%)	2.76	[b]	3.25	20.62	19.27	(9.90)	4.31
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	[c]	.96	1.01	1.04	1.05	1.07
Ratio of net expenses
to average net assets	.90	[c]	.96	1.01	1.04	1.05	1.07
Ratio of net investment income
to average net assets	.99	[c]	2.95	1.42	1.54	1.48	1.57
Portfolio Turnover Rate	23.48	[b]	39.45	55.27	57.88	63.28	64.45
Net Assets, end of period
($ x 1,000)	32,949		29,479	535,265	430,297	484,349	500,811

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2015		Year Ended September 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	20.38		20.11	18.74
Investment Operations:
Investment income—net[b]	.10		.22	.06
Net realized and unrealized
gain (loss) on investments	.39		.43	1.31
Total from Investment Operations	.49		.65	1.37
Distributions:
Dividends from investment income—net	(.64)		(.38)	—
Dividends from net realized gain on investments	(.35)		—
Total Distributions	(.99)		(.38)	—
Net asset value, end of period	19.88		20.38	20.11
Total Return (%)	2.80	[c]	3.33	6.29	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89	[d]	.91	.94	[d]
Ratio of net expenses
to average net assets	.89	[d]	.91	.94	[d]
Ratio of net investment income
to average net assets	1.02	[d]	1.10	1.19	[d]
Portfolio Turnover Rate	23.48	[c]	39.45	55.27
Net Assets, end of period ($ x 1,000)	808,563		763,426	1

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/Newton International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Capital Management Limited (“Newton”), serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and

20

whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

22

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign
Common Stocks†	9,782,523	812,133,871	††	—	821,916,394
Mutual Funds	24,233,831	—		—	24,233,831
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	213,538		—	213,538
Liabilities ($)
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts†††	—	(336,046)		—	(336,046)

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

At September 30, 2014, $5,632,642 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2014 ($)	Purchases ($)	Sales ($)	3/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	9,880,074	164,692,349	150,338,592	24,233,831	2.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S.These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

24

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: ordinary income $10,062,971. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2015 was approximately $413,700 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Newton, Dreyfus pays Newton a monthly fee at an annual percentage rate of the value of the fund’s average daily net assets.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .10% of the first $500 million, .065% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affil-

26

iates related to the support and oversight of these services.The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $90,979 during the period ended March 31, 2015.

During the period ended March 31, 2015, the Distributor retained $158 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2015, Class C shares were charged $3,814 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Class A and Class C shares were charged $3,163 and $1,271, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $1,653 for transfer agency services and $50 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $2.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $139,524 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $5,657 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $567,811, administration fees $15,160, Distribution Plan fees $598, Shareholder Services Plan fees $882, custodian fees $72,351, Chief Compliance Officer fees $2,867 and transfer agency fees $1,077.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2015, amounted to $202,608,508 and $183,754,549, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2015 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk is mitigated by Master Agreements between the fund and the counterparty. The following summarizes open forward contracts at March 31, 2015:

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Japanese Yen,
Expiring:
4/1/2015 [a]	545,424,966	4,570,963	4,547,671	(23,292)
4/17/2015 [a]	1,801,199,000	15,334,861	15,022,107	(312,754)
Sales:		Proceeds ($)
Japanese Yen,
Expiring:
4/2/2015 [b]	5,203,350	43,398	43,385	13
4/17/2015 [c]	7,154,675,000	59,883,943	59,670,418	213,525
Gross Unrealized Appreciation				213,538
Gross Unrealized Depreciation				(336,046)

Counterparties:

a	JP Morgan Chase Bank
b	UBS
c	Royal Bank of Scotland

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net

30

information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At March 31, 2015, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	213,538	(336,046)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	213,538	(336,046)
Derivatives not subject to
Master Agreements	—	—
Total gross amount of assets
and liabilities subject to
Master Agreements	213,538	(336,046)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Royal Bank of Scotland	213,525	—	—	213,525
UBS	13	—	—	13
Total	213,538	—	—	213,538

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount
Counterparty	Liabilities ($)[1]	for Offset ($)	Pledged ($)	of Liabilities ($)
JP Morgan Chase Bank	(336,046)	—	—	(336,046)

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2015:

Average Market Value ($)
Forward contracts	49,597,741

At March 31, 2015, accumulated net unrealized appreciation on investments was $129,891,956, consisting of $164,773,279 gross unrealized appreciation and $34,881,323 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

32

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Management Agreement”), and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Newton Capital Management Limited (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations,

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians for the various periods, except for the two- and five-year periods when the fund’s performance was below the Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense

34

Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT ADVISORY
AGREEMENTS (Unaudited) (continued)

method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

36

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 37

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus
Tax Sensitive
Total Return Bond Fund

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
21	Statement of Assets and Liabilities
22	Statement of Operations
23	Statement of Changes in Net Assets
25	Financial Highlights
29	Notes to Financial Statements
43	Information About the Renewal of the Fund’s Investment Advisory, Administration and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Tax Sensitive
Total Return Bond Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus Tax Sensitive Total Return Bond Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds continued to gain a degree of value over the reporting period in an environment of falling long-term interest rates and favorable supply-and-demand dynamics. Bond yields trended lower despite a sustained U.S. economic recovery, in part due to robust demand from investors seeking relatively safe havens in the midst of disappointing global growth and intensifying geopolitical conflicts. A generally stable supply of newly issued securities and improving credit conditions for many municipal issuers also supported the market’s performance.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the municipal bond asset class in particular.We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness.While monetary policymak-ers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial adviser, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Christine L. Todd,Thomas Casey, Daniel Rabasco, and Jeffrey Burger, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus Tax Sensitive Total Return Bond Fund’s Class A shares produced a total return of 1.91%, Class C shares returned 1.48%, Class I shares returned 2.03%, and Class Y shares returned 1.99%.1 In comparison, the fund’s benchmark, the Barclays 3-, 5-, 7-, 10-Year Municipal Bond Index (the “Index”), provided a total return of 1.43% for the same period.2

Fixed-income securities generally rallied over the reporting period as long-term interest rates continued to fall. Our interest-rate and security selection strategies enabled the fund to produce modestly higher returns than its benchmark.

The Fund’s Investment Approach

The fund seeks high after-tax total return. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds. The fund normally invests at least 65% of its net assets in municipal bonds that provide income exempt from federal personal income tax.The fund may invest up to 35% of its net assets in taxable bonds. The fund invests principally in bonds rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality.3 The fund may invest up to 25% of its assets in bonds rated below investment grade.

We seek relative value opportunities among municipal bonds and invest selectively in taxable securities with the potential to enhance after-tax total return and/or reduce volatility. We use a combination of fundamental credit analysis and macroeconomic and quantitative inputs to identify undervalued sectors and securities, and we select municipal bonds using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies.

Falling Long-Term Rates Supported Bond Prices

A sustained U.S. economic recovery persisted over the reporting period, yet long-term interest rates fell, defying expectations that stronger economic growth would drive bonds yields higher. Global investors seeking more competitive yields from

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

sovereign bonds than were available in Europe and Japan flocked to U.S. Treasury securities, and the resulting supply-and-demand imbalance put downward pressure on yields of U.S. fixed-income securities. February 2015 proved to be a notable exception to this trend, as longer term interest rates climbed after stronger-than-expected employment data sparked concerns that short-term interest rates might rise sooner than previously forecast. Nonetheless, the rally resumed in March when it became clearer that short-term rate hikes were not imminent.

Municipal bonds continued to benefit from favorable supply-and-demand dynamics during most of the reporting period amid robust demand from individual investors seeking competitive levels of tax-exempt income. Despite greater-than-expected issuance volumes over the first quarter of 2015, the supply of newly issued municipal securities generally remained stable for the reporting period overall.

The economic rebound resulted in better underlying credit conditions for most tax-exempt bond issuers. Tax revenues have climbed beyond pre-recession levels for most state and local governments, enabling them to achieve balanced budgets and replenish reserves.

Interest Rate and Selection Strategies Boosted Returns

In this market environment, the fund’s focus on longer maturities captured more of the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. Our security selection strategy also proved effective, including overweighted exposure to higher yielding revenue-backed bonds and an underweighted position in lower yielding general obligation and escrowed bonds. The fund achieved especially strong results through an emphasis on revenue bonds backed by hospitals, essential municipal services, and the states’ settlement of litigation with U.S. tobacco companies. Allocations to taxable high yield corporate bonds, mortgage-backed securities, and asset-backed securities also made modestly positive contributions to relative performance.

On the other hand, laggards for the reporting period included overweighted exposure to higher quality municipal bonds backed by education providers and special tax districts.

A Generally Constructive Investment Posture

We are cautiously optimistic regarding the prospects for municipal bonds.The U.S. economic recovery has proven persistent, and credit conditions generally have

4

continued to improve. Although the supply of newly issued municipal bonds recently began to increase significantly, we expect investor demand to absorb additional issuance. Finally, we anticipate that the Federal Reserve Board will begin to raise short-term interest rates over the intermediate term.While we expect market volatility to increase as the inflection point approaches, we note that inflation has remained subdued and tax-exempt bonds historically have tended to be less sensitive than U.S.Treasury securities to rising interest rates.

Therefore, as of the reporting period’s end, we have maintained a moderately constructive interest-rate positioning, and we have retained our focus on A-rated revenue bonds from fundamentally sound issuers. We also have continued to diversify the fund’s holdings among taxable bonds with attractive income characteristics. Conversely, we generally have avoided municipal issuers that are struggling with unfunded pension liabilities.

April 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid, and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments of the fund’s other investments.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower.
Neither Class I nor ClassY shares are subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Dividends paid by the fund will be exempt from federal income tax to the extent such dividends are derived from interest paid on principal obligations.The fund also may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are taxable. Return figures provided reflect the absorption of certain fund expenses by
The Dreyfus Corporation, pursuant to an agreement in effect through February 1, 2016, at which time it may be extended, modified, or terminated. Had these expenses not been absorbed, the fund’s returns would have been lower.
2 Source: Lipper Inc.
3 The fund may continue to own investment-grade bonds (at the time of purchase), which are subsequently downgraded to below investment grade.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Tax Sensitive Total Return Bond Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.52	$7.28	$2.27	$2.28
Ending value (after expenses)	$1,019.10	$1,014.80	$1,020.30	$1,019.90

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$3.53	$7.29	$2.27	$2.27
Ending value (after expenses)	$1,021.44	$1,017.70	$1,022.69	$1,022.69

† Expenses are equal to the fund’s annualized expense ratio of .70% for Class A, 1.45% for Class C, .45% for
Class I and .45% for Class Y, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—11.8%		Rate (%)	Date	Amount ($)[a]		Value ($)
Asset-Backed Certificates—.6%
OneMain Financial Issuance Trust,
Ser. 2014-1A, Cl. B		3.24	6/18/24	1,180,000	[b]	1,191,454
Asset-Backed Ctfs./
Auto Receivables—1.0%
Capital Auto Receivables Asset
Trust, Ser. 2014-2, Cl. D		2.81	8/20/19	240,000		240,957
DT Auto Owner Trust,
Ser. 2014-2A, Cl. D		3.68	4/15/21	1,500,000	[b]	1,508,270
						1,749,227
Commercial Mortgage
Pass-Through Ctfs.—.7%
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C24, Cl. AJ		5.66	3/15/45	1,250,000	[c]	1,272,470
Consumer Discretionary—.5%
iHeartCommunications,
Sr. Scd. Notes		9.00	3/1/21	875,000		841,094
Energy—.5%
California Resources,
Gtd. Notes		6.00	11/15/24	950,000	[b]	838,375
Financial—2.8%
Army Hawaii Family Housing,
Notes		0.62	6/15/50	3,000,000	[b,c]	2,795,100
Denali Borrower,
Sr. Scd. Notes		5.63	10/15/20	800,000	[b]	847,600
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	750,000	[b]	748,125
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	750,000	[b]	770,625
						5,161,450
Foreign/Governmental—2.9%
Australian Government,
Sr. Unscd. Bonds, Ser. 137	AUD	2.75	4/21/24	1,950,000		1,543,989
Australian Government,
Sr. Unscd. Bonds, Ser. 143	AUD	2.75	10/21/19	3,600,000		2,855,632
Portuguese Government,
Sr. Unscd. Bonds	EUR	2.88	10/15/25	850,000	[b]	1,018,443
						5,418,064

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care—.4%
Dignity Health,
Unscd. Bonds	2.64	11/1/19	760,000		774,996
Industrial—.4%
AECOM,
Gtd. Notes	5.75	10/15/22	795,000	[b]	824,812
Telecommunications—2.0%
Digicel,
Sr. Unscd. Notes	6.00	4/15/21	925,000	[b]	881,063
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	370,000		412,550
Intelsat Jackson Holdings,
Gtd. Notes	7.25	4/1/19	750,000		780,188
T-Mobile USA,
Gtd. Bonds	6.13	1/15/22	750,000		776,250
West,
Gtd. Notes	5.38	7/15/22	900,000	[b]	882,000
					3,732,051
Total Bonds and Notes
(cost $22,144,833)					21,803,993

Long-Term Municipal
Investments—82.6%
Alabama—1.5%
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/19	1,000,000		1,141,290
Alabama Public School and
College Authority, Capital
Improvement Revenue	5.00	1/1/26	1,250,000		1,533,237
Arizona—.1%
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	190,000		190,405
Arkansas—1.2%
Arkansas Development Finance
Authority, HR (Washington
Regional Medical Center)	5.00	2/1/25	1,835,000		2,140,179

8

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
California—11.0%
California,
Economic Recovery Bonds	5.00	7/1/18	340,000	385,951
California,
Economic Recovery Bonds
(Escrowed to Maturity)	5.00	7/1/18	1,160,000	1,312,981
California,
GO (Insured; AMBAC)	6.00	2/1/17	1,000,000	1,100,940
California,
GO (Various Purpose)	5.00	9/1/22	1,000,000	1,218,890
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.00	8/15/18	1,030,000	1,167,206
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.13	8/1/18	410,000	422,300
California State Public Works
Board, LR (Judicial Council of
California) (New Stockton
Courthouse)	5.00	10/1/26	1,000,000	1,211,420
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	12/1/17	1,015,000	1,126,518
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	1,000,000	1,211,280
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds
(Insured; AMBAC)	4.60	6/1/23	750,000	816,592
Jurupa Public Financing Authority,
Special Tax Revenue	5.00	9/1/29	1,060,000	1,217,760
Los Angeles Community
Facilities District Number 4,
Special Tax Revenue
(Playa Vista-Phase 1)	5.00	9/1/28	1,000,000	1,154,400
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/23	1,000,000	1,244,750

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
California (continued)
Sacramento County,
Airport System Senior Revenue	5.00	7/1/22	1,275,000	1,438,812
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/22	2,000,000	2,336,740
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,000,000	1,191,380
Stockton Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	4.00	7/1/16	500,000	523,385
Tuolumne Wind Project
Authority, Revenue (Tuolumne
Company Project)	5.00	1/1/18	1,000,000	1,109,080
Colorado—.5%
City and County of Denver,
Airport System
Subordinate Revenue	5.00	11/15/22	720,000	854,856
Connecticut—.6%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	9/1/33	1,000,000	1,168,350
District of Columbia—.6%
Metropolitan Washington Airports
Authority, Airport
System Revenue	5.00	10/1/24	1,000,000	1,193,110
Florida—8.0%
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/20	1,500,000	1,747,650
Florida Department of
Transportation,
Turnpike Revenue	5.00	7/1/25	1,000,000	1,208,930
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/17	1,000,000	1,101,900

10

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Florida (continued)
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/25	1,000,000	1,207,890
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.25	10/1/23	1,000,000	1,176,450
Miami-Dade County,
Seaport Revenue	5.00	10/1/22	2,000,000	2,361,000
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/18	1,000,000	1,127,580
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement with Palm Beach
School Board Leasing Corporation)	5.00	8/1/21	1,845,000	2,187,967
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/18	750,000	825,765
Tampa,
Capital Improvement Cigarette
Tax Allocation Revenue (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/23	500,000	585,360
Tampa,
Health System Revenue (BayCare
Health System Issue)	5.00	11/15/18	1,000,000	1,135,050
Georgia—2.8%
Atlanta,
Airport General Revenue	5.00	1/1/22	1,000,000	1,159,800
DeKalb County,
Water and Sewerage Revenue	5.00	10/1/21	2,380,000	2,836,365
Municipal Electric Authority of
Georgia, GO (Project One
Subordinated Bonds)	5.00	1/1/21	1,000,000	1,177,620
Illinois—5.9%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.25	1/1/24	1,500,000	1,757,790

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Illinois (continued)
Chicago,
General Airport Third Lien
Revenue (Chicago O’Hare
International Airport)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/20	1,000,000	1,107,350
Chicago,
Second Lien Water Revenue	5.00	11/1/26	1,000,000	1,172,140
Chicago Park District,
Limited Tax GO	5.00	1/1/28	2,500,000	2,834,825
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/26	1,000,000	1,201,890
Northern Illinois University Board
of Trustees, Auxiliary
Facilities System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	4/1/17	1,500,000	1,608,000
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/17	1,000,000	1,084,380
Indiana—1.8%
Indianapolis Local Public
Improvement Bond Bank, Revenue	5.00	6/1/17	1,625,000	1,774,662
Knox County,
EDR (Good Samaritan
Hospital Project)	5.00	4/1/23	1,300,000	1,485,341
Kansas—1.6%
Kansas Department of
Transportation, Highway Revenue	5.00	9/1/18	1,415,000	1,606,478
Kansas Development Finance
Authority, Revolving Funds
Revenue (Kansas Department of
Health and Environment)	5.00	3/1/21	1,150,000	1,348,559
Kentucky—.7%
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage
System Revenue	5.00	5/15/23	1,000,000	1,207,930

12

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Louisiana—1.3%
Louisiana,
State Highway Improvement
Revenue	5.00	6/15/25	1,000,000	1,233,950
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/20	1,000,000	1,163,080
Maryland—.6%
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.13	6/1/20	1,000,000	1,111,590
Michigan—4.1%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,000,000	1,140,520
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/25	1,000,000	1,191,710
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,129,410
Michigan Finance Authority,
Local Government Loan Program
Revenue (School District of
the City of Detroit State
Qualified Unlimoted Tax GO
Local Project Bonds)	5.00	5/1/20	1,125,000	1,293,817
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	1,500,000	1,682,460
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/16	1,000,000	1,067,710

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Minnesota—.7%
Western Minnesota Municipal Power
Agency, Power Supply Revenue	5.00	1/1/29	1,120,000		1,325,262
Missouri—2.6%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/28	1,000,000		1,140,050
Missouri Joint Municipal Electric
Utility Commission, Power
Project Revenue (Prairie
State Project)	5.00	12/1/29	3,120,000		3,660,197
Nebraska—.6%
Nebraska Public Power District,
General Revenue	5.00	1/1/30	1,000,000		1,182,790
New Jersey—3.9%
New Jersey Economic
Development Authority,
Cigarette Tax Revenue	5.00	6/15/18	1,250,000		1,381,800
New Jersey Economic
Development Authority,
Water Facilities Revenue
(New Jersey—American
Water Company, Inc. Project)	5.10	6/1/23	1,000,000		1,130,440
New Jersey Educational Facilities
Authority, Revenue (Rowan
University Issue)	5.00	7/1/18	1,225,000		1,367,100
New Jersey Health Care Facilities
Financing Authority, Revenue
(Virtua Health Issue)	5.00	7/1/25	1,000,000		1,195,370
New Jersey Higher Education
Student Assistance Authority,
Senior Student Loan Revenue	5.00	12/1/18	1,000,000		1,116,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,000,000		1,003,220
New Mexico—1.1%
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.87	8/1/19	1,000,000	[c]	1,004,480

14

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
New Mexico (continued)
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue (SPBA; Royal
Bank of Canada)	0.77	2/1/19	1,000,000	[c]	1,000,350
New York—7.9%
Metropolitan Transportation
Authority, Dedicated Tax
Fund Revenue	5.00	11/15/24	2,000,000		2,446,160
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/26	1,205,000		1,439,577
New York City,
GO	5.00	8/1/21	2,000,000		2,314,380
New York City,
GO	5.00	3/1/25	1,000,000		1,214,000
New York City Health and
Hospitals Corporation, Health
System Revenue	5.00	2/15/19	1,000,000		1,134,610
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/18	1,000,000		1,137,960
Onondaga Civic Development
Corporation, Revenue (Saint
Joseph’s Hospital Health
Center Project)	5.00	7/1/25	1,000,000		1,082,110
Port Authority of New York and New
Jersey (Consolidated Bonds,
185th Series)	5.00	9/1/30	1,000,000		1,160,320
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/24	2,150,000		2,608,939
Ohio—2.1%
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Case Western
Reserve University Project)	5.00	12/1/23	1,500,000		1,829,475
Southeastern Ohio Port Authority,
Hospital Facilities Improvement
Revenue (Memorial Health System
Obligated Group Project)	5.50	12/1/29	820,000		893,046

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Ohio (continued)
University of Toledo,
General Receipts Bonds	5.00	6/1/17	1,050,000	1,141,948
Pennsylvania—1.7%
Pennsylvania Economic Development
Financing Authority,
Unemployment
Compensation Revenue	5.00	7/1/22	2,000,000	2,116,560
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	1,000,000	1,095,780
Rhode Island—1.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Education Facilities
Revenue (Brown
University Issue)	5.00	9/1/21	700,000	847,742
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	1,000,000	1,181,480
South Carolina—.6%
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	1,000,000	1,194,890
South Dakota—1.4%
South Dakota Conservancy
District, Revenue (State Revolving
Fund Program)	5.00	8/1/17	2,370,000	2,611,408
Tennessee—.7%
Metropolitan Government of
Nashville and Davidson County,
GO	5.00	7/1/22	1,000,000	1,216,960

16

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Texas—11.8%
Arlington Independent
School District, Unlimited
Tax School Building Bonds
(Permament School Fund
Guarantee Program)	5.00	2/15/27	1,400,000	1,664,502
Corpus Christi,
Utility System Junior Lien
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/15/23	1,725,000	2,056,407
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/29	750,000	867,750
Houston,
Airport System Special Facilities
Revenue (United Airlines, Inc.
Terminal E Project)	4.75	7/1/24	1,000,000	1,100,160
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/18	1,355,000	1,542,925
Houston,
Public Improvement GO	5.00	3/1/24	2,000,000	2,472,120
Houston Convention and
Entertainment Facilities
Department, Hotel Occupancy
Tax and Special Revenue	5.00	9/1/20	1,000,000	1,164,410
North Texas Tollway Authority,
First Tier System Revenue	5.00	1/1/22	1,000,000	1,192,690
Sam Rayburn Municipal Power
Agency, Power Supply
System Revenue	5.00	10/1/20	1,210,000	1,404,665
Stafford Economic Development
Corporation, Sales Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)
(Escrowed to Maturity)	6.00	9/1/15	270,000	276,539

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Texas (continued)
Tarrant Regional Water District,
Water Transmission Facilities
Contract Revenue (City of
Dallas Project)	5.00	9/1/18	1,000,000		1,137,370
Texas,
GO (College Student Loan)	5.00	8/1/17	1,000,000		1,102,600
Texas Municipal Power Agency,
Revenue (Insured; National
Public Finance Guarantee
Corp.) (Escrowed to Maturity)	0.00	9/1/16	10,000	[d]	9,940
Texas Transportation Commission,
State Highway Fund
First Tier Revenue	5.00	4/1/20	1,905,000		2,071,345
Trinity River Authority,
Revenue (Tarrant County
Water Project)	5.00	2/1/23	1,940,000		2,349,127
West Travis County Public Utility
Agency, Revenue	5.00	8/15/23	1,140,000		1,315,275
Virginia—1.6%
Virginia College Building
Authority, Educational
Facilities Revenue (Marymount
University Project)	5.00	7/1/19	425,000		468,541
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/24	2,000,000		2,406,180
West Virginia—.7%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/17	1,135,000		1,253,937
Wisconsin—1.8%
Public Finance Authority of
Wisconsin, Senior Living
Revenue (Rose Villa Project)	4.25	11/15/20	1,000,000		1,008,580
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue
(UnityPoint Health)	5.00	12/1/23	1,000,000		1,208,040

18

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)[a]	Value ($)
Wisconsin (continued)
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,000,000	1,131,310
Total Long-Term Municipal Investments
(cost $144,555,236)				151,834,148

Total Investments (cost $166,700,069)			94.4%	173,638,141
Cash and Receivables (Net)			5.6%	10,210,015
Net Assets			100.0%	183,848,156

a Principal amount stated in U.S. Dollars unless otherwise noted.
AUD—Australian Dollar
EUR—Euro
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At March 31, 2015, these securities were valued at $12,305,867 or 6.7% of net assets.
c Variable rate security—interest rate subject to periodic change.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	17.1	Telecommunications	2.0
Utility-Water and Sewer	11.4	Industrial	1.1
Utility-Electric	10.3	Asset-Backed Ctfs./Auto Recievables	1.0
Health Care	9.9	Prerefunded	.9
Education	7.3	Commercial Mortagage	.7
Special Tax	6.3	County	.7
City	4.4	Asset-Backed Certificates	.6
Foreign/Governmental	2.9	Consumer Discretionary	.5
Financial	2.8	Energy	.5
Lease	2.5	Housing	.2
Asset-Backed/Tobacco	2.2	Other	7.0
State/Territory	2.1		94.4

†	Based on net assets.

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS Puttable Floating Option
Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

20

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		166,700,069		173,638,141
Cash				16,792,376
Cash denominated in foreign currencies			3	3
Interest receivable				1,941,174
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4				186,448
Receivable for shares of Beneficial Interest subscribed				168,255
Prepaid expenses				40,249
				192,766,646
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				51,213
Payable for investment securities purchased				8,602,304
Payable for shares of Beneficial Interest redeemed				225,975
Accrued expenses				38,998
				8,918,490
Net Assets ($)			183,848,156
Composition of Net Assets ($):
Paid-in capital				175,856,582
Accumulated undistributed investment income—net				11,281
Accumulated net realized gain (loss) on investments				859,272
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions				7,121,021
Net Assets ($)			183,848,156

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	6,933,977	939,972	174,793,583	1,180,624
Shares Outstanding	299,562	40,590	7,548,275	50,991
Net Asset Value Per Share ($)	23.15	23.16	23.16	23.15
See notes to financial statements.

The Fund 21

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Interest Income	2,422,398
Expenses:
Investment advisory fee—Note 3(a)	328,357
Administration fee—Note 3(a)	49,254
Registration fees	30,434
Professional fees	21,710
Prospectus and shareholders’ reports	21,284
Shareholder servicing costs—Note 3(c)	19,332
Custodian fees—Note 3(c)	7,193
Trustees’ fees and expenses—Note 3(d)	5,461
Distribution fees—Note 3(b)	3,963
Loan commitment fees—Note 2	1,752
Miscellaneous	15,378
Total Expenses	504,118
Less—reduction in expenses due to undertaking—Note 3(a)	(121,067)
Less—reduction in fees due to earnings credits—Note 3(c)	(10)
Net Expenses	383,041
Investment Income—Net	2,039,357
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	1,071,195
Net realized gain (loss) on forward foreign currency exchange contracts	475,586
Net Realized Gain (Loss)	1,546,781
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(602,606)
Net unrealized appreciation (depreciation) on forward
foreign currency exchange contracts	186,448
Net Unrealized Appreciation (Depreciation)	(416,158)
Net Realized and Unrealized Gain (Loss) on Investments	1,130,623
Net Increase in Net Assets Resulting from Operations	3,169,980

See notes to financial statements.

22

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment income—net	2,039,357	3,553,171
Net realized gain (loss) on investments	1,546,781	549,300
Net unrealized appreciation
(depreciation) on investments	(416,158)	3,170,912
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,169,980	7,273,383
Dividends to Shareholders from ($):
Investment income—net:
Class A	(75,363)	(132,161)
Class C	(7,827)	(20,494)
Class I	(1,932,104)	(3,380,066)
Class Y	(14,766)	(4,424)
Net realized gain on investments:
Class A	(52,563)	—
Class C	(8,122)	—
Class I	(1,149,149)	—
Class Y	(9,155)	—
Total Dividends	(3,249,049)	(3,537,145)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	1,322,021	1,665,136
Class C	93,478	68,355
Class I	42,645,779	80,162,182
Class Y	276,000	1,017,447
Dividends reinvested:
Class A	122,516	125,735
Class C	15,920	20,208
Class I	2,504,952	2,764,779
Class Y	19,150	3,142
Cost of shares redeemed:
Class A	(680,077)	(2,677,697)
Class C	(170,400)	(955,844)
Class I	(15,775,531)	(64,499,441)
Class Y	(140,244)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	30,233,564	17,694,002
Total Increase (Decrease) in Net Assets	30,154,495	21,430,240
Net Assets ($):
Beginning of Period	153,693,661	132,263,421
End of Period	183,848,156	153,693,661
Undistributed investment income—net	11,281	1,984

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Capital Share Transactions:
Class A
Shares sold	56,916	72,867
Shares issued for dividends reinvested	5,295	5,490
Shares redeemed	(29,310)	(117,866)
Net Increase (Decrease) in Shares Outstanding	32,901	(39,509)
Class C
Shares sold	4,022	3,000
Shares issued for dividends reinvested	688	883
Shares redeemed	(7,356)	(41,761)
Net Increase (Decrease) in Shares Outstanding	(2,646)	(37,878)
Class Ia
Shares sold	1,836,759	3,523,025
Shares issued for dividends reinvested	108,196	120,645
Shares redeemed	(678,653)	(2,834,303)
Net Increase (Decrease) in Shares Outstanding	1,266,302	809,367
Class Ya
Shares sold	11,876	44,122
Shares issued for dividends reinvested	827	136
Shares redeemed	(6,014)	—
Net Increase (Decrease) in Shares Outstanding	6,689	44,258

a During the period ended September 30, 2014, 31,115 Class I shares representing $716,584 were exchanged for
31,115 ClassY shares.

See notes to financial statements.

24

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2015				Year Ended September 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	23.15		22.56	23.44	23.05	22.95	22.45
Investment Operations:
Investment income—net[a]	.26		.49	.51	.53	.61	.61
Net realized and unrealized
gain (loss) on investments	.18		.59	(.76)	.64	.14	.54
Total from Investment Operations	.44		1.08	(.25)	1.17	.75	1.15
Distributions:
Dividends from
investment income—net	(.26)		(.49)	(.51)	(.52)	(.62)	(.65)
Dividends from net realized
gain on investments	(.18)		—	(.12)	(.26)	(.03)	—
Total Distributions	(.44)		(.49)	(.63)	(.78)	(.65)	(.65)
Net asset value, end of period	23.15		23.15	22.56	23.44	23.05	22.95
Total Return (%)[b]	1.91	[c]	4.84	(1.10)	5.19	3.38	5.24
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.90	[d]	.95	.89	.90	.98	.96
Ratio of net expenses
to average net assets	.70	[d]	.70	.70	.80	.80	.80
Ratio of net investment income
to average net assets	2.26	[d]	2.15	2.20	2.25	2.72	2.80
Portfolio Turnover Rate	18.97	[c]	26.01	35.03	21.97	27.67	32.07
Net Assets, end of period
($ x 1,000)	6,934		6,173	6,908	6,639	4,760	1,665

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 25

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015				Year Ended September 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	23.16		22.57	23.45	23.05	22.95	22.45
Investment Operations:
Investment income-net[a]	.18		.32	.33	.35	.45	.40
Net realized and unrealized
gain (loss) on investments	.17		.59	(.75)	.66	.13	.59
Total from Investment Operations	.35		.91	(.42)	1.01	.58	.99
Distributions:
Dividends from
investment income—net	(.17)		(.32)	(.34)	(.35)	(.45)	(.49)
Dividends from net realized
gain on investments	(.18)		—	(.12)	(.26)	(.03)	—
Total Distributions	(.35)		(.32)	(.46)	(.61)	(.48)	(.49)
Net asset value, end of period	23.16		23.16	22.57	23.45	23.05	22.95
Total Return (%)[b]	1.48	[c]	4.07	(1.80)	4.39	2.60	4.46
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.68	[d]	1.75	1.65	1.67	1.73	1.74
Ratio of net expenses
to average net assets	1.45	[d]	1.45	1.45	1.55	1.55	1.55
Ratio of net investment income
to average net assets	1.51	[d]	1.40	1.45	1.48	1.99	1.94
Portfolio Turnover Rate	18.97	[c]	26.01	35.03	21.97	27.67	32.07
Net Assets, end of period
($ x 1,000)	940		1,001	1,831	2,045	719	480

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

26

Six Months Ended
March 31, 2015				Year Ended September 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	23.16		22.57	23.45	23.06	22.95	22.45
Investment Operations:
Investment income—net[a]	.29		.55	.57	.60	.70	.73
Net realized and unrealized
gain (loss) on investments	.18		.59	(.76)	.65	.14	.50
Total from Investment Operations	.47		1.14	(.19)	1.25	.84	1.23
Distributions:
Dividends from
investment income—net	(.29)		(.55)	(.57)	(.60)	(.70)	(.73)
Dividends from net realized
gain on investments	(.18)		—	(.12)	(.26)	(.03)	—
Total Distributions	(.47)		(.55)	(.69)	(.86)	(.73)	(.73)
Net asset value, end of period	23.16		23.16	22.57	23.45	23.06	22.95
Total Return (%)	2.03	[b]	5.11	(.85)	5.54	3.79	5.61
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.59	[c]	.68	.61	.61	.63	.64
Ratio of net expenses
to average net assets	.45	[c]	.45	.45	.45	.45	.45
Ratio of net investment income
to average net assets	2.50	[c]	2.40	2.45	2.61	3.10	3.26
Portfolio Turnover Rate	18.97	[b]	26.01	35.03	21.97	27.67	32.07
Net Assets, end of period
($ x 1,000)	174,794		145,493	123,524	128,217	128,398	109,470

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2015		Year Ended September 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	23.16		22.57	22.60
Investment Operations:
Investment income—net[b]	.29		.47	.14
Net realized and unrealized
gain (loss) on investments	.17		.68	(.03)
Total from Investment Operations	.46		1.15	.11
Distributions:
Dividends from investment income—net	(.29)		(.56)	(.14)
Dividends from net realized
gain on investments	(.18)		—	—
Total Distributions	(.47)		(.56)	(.14)
Net asset value, end of period	23.15		23.16	22.57
Total Return (%)	1.99	[c]	5.13	.50	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.60	[d]	.66	.58	[d]
Ratio of net expenses
to average net assets	.45	[d]	.45	.45	[d]
Ratio of net investment income
to average net assets	2.50	[d]	2.40	2.57	[d]
Portfolio Turnover Rate	18.97	[c]	26.01	35.03
Net Assets, end of period ($ x 1,000)	1,181		1,026	1

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

28

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Tax Sensitive Total Return Bond Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund.The fund’s investment objective is to seek a high after-tax total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Standish Mellon Asset Management Company LLC (“Standish”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

30

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in securities, excluding short-term investments (other than U.S.Treasury Bills) and forward foreign currency exchange contracts (“forward contracts”), are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

32

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	—	2,940,681	—	2,940,681
Commercial
Mortgage-Backed	—	1,272,470	—	1,272,470
Corporate Bonds†	—	12,172,778	—	12,172,778
Foreign Government	—	5,418,064	—	5,418,064
Municipal Bonds†	—	151,834,148	—	151,834,148
Other Financial Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	186,448	—	186,448

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(d) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

34

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: tax-exempt income $3,424,477 and ordinary income $112,668. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2015, the fund did not borrow under the Facilities.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the fund has agreed to pay an investment advisory fee at the annual rate of .40% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from October 1, 2014 through February 1, 2016, to waive receipt of its fees and assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets.The reduction in expenses, pursuant to the undertaking, amounted to $121,067 during the year ended March 31, 2015.

Pursuant to separate Sub-Investment Advisory Agreements between Dreyfus and Standish, Standish serves as the fund’s sub-adviser responsible for the day-to-day management of a portion of the fund’s portfolio, Dreyfus pays the sub-Investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval.The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of

36

BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund. The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help. The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $49,254 during the period ended March 31, 2015.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2015, Class C shares were charged $3,963 pursuant to the Distribution Plan.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at the annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Class A and Class C shares were charged $8,397 and $1,321, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $4,221 for transfer agency services and $201 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $10.

38

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $7,193 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $5,657 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $60,608, administration fees $9,091, Distribution Plan fees $667, Shareholder Services Plan fees $1,703, custodian fees $3,077, Chief Compliance Officer fees $2,867 and transfer agency fees $1,442, which are offset against an expense reimbursement currently in effect in the amount of $28,242.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2015, amounted to $54,268,296 and $30,423,568, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2015 is discussed below.

Master Netting Arrangements: The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to,

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strat-egy.When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk is mitigated by Master Agreements between the fund and the counterparty and the posting of collateral, if any, by

40

the counterparty to the fund to cover the fund’s exposure to the coun-terparty. The following summarizes open forward contracts at March 31, 2015:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
Australian Dollar,
Expiring
4/30/2015 [a]	8,090,000	6,325,571	6,150,501	175,070
Euro,
Expiring:
4/30/2015 [a]	238,000	259,167	256,016	3,151
4/30/2015 [b]	294,000	320,292	316,254	4,038
4/30/2015 [c]	182,000	198,167	195,777	2,390
4/30/2015 [d]	136,000	148,094	146,295	1,799
Gross Unrealized Appreciation				186,448

Counterparties:

a	Goldman Sachs International
b	Credit Suisse International
c	JPMorgan Chase Bank
d	UBS

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Asset and Liabilities.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2015, derivative assets (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	186,448
Total gross amount of derivative
assets in the Statement of
Assets and Liabilities	186,448
Derivatives not subject to
Master Agreements	(4,038)
Total gross amount of assets
subject to Master Agreements	182,410

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of March 31, 2015:

		Financial
		Instruments
		and
		Derivatives
Gross Amount of		Available	Collateral	Net Amount
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	of Assets ($)
Goldman Sachs International	178,221	—	—	178,221
JPMorgan Chase Bank	2,390	—	—	2,390
UBS	1,799	—	—	1,799
Total	182,410	—	—	182,410

1	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2015:

Average Market Value ($)
Forward contracts	4,740,236

At March 31, 2015, accumulated net unrealized appreciation on investments was $6,938,072, consisting of $7,451,451 gross unrealized appreciation and $513,379 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

INFORMATION ABOUT THE RENEWAL OF
THE FUND’S INVESTMENT ADVISORY,
ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Management Agreement”), and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Standish Mellon Asset Management Company LLC (the “Sub-investment adviser”) provides day-to-day management of the fund’s invest-ments.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Sub-investment adviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Sub-investment adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the various periods.

The Board also noted that the fund’s yield performance was at or above the Performance Group medians for six of the ten one-year periods ended December 31st and at or above the Performance

44

Universe medians for eight of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average, and the Board noted that the fund’s performance was at or above the category average in eight of the ten one-year periods.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2016, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .45% of the fund’s average daily net assets. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Sub-investment adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Sub-investment adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Sub-investment adviser and Dreyfus. The Board also noted the Sub-investment adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and the fee waiver in effect pursuant to the Administration Agreement and their effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Sub-investment adviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Sub-investment adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not con-

46

sider the Sub-investment adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Sub-investment adviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Sub-investment adviser are ade- quate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fees paid to Dreyfus and the Sub- investment adviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Sub-investment adviser, of the fund and the services provided to the fund by Dreyfus and the Sub-investment adviser.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

48

For More Information

Telephone Call your Financial Representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Dreyfus/The Boston
Company Small Cap
Growth Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Growth Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting moderate gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, U.S. corporate fundamentals benefited from a sustained economic recovery fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. On the other hand, investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States and undermine corporate profits. In the end, risk taking was mostly rewarded during the reporting period, and small-cap stocks significantly outperformed their larger counterparts.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. While monetary policymakers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial adviser, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus/The Boston Company Small Cap Growth Fund’s Class I shares produced a total return of 18.77%, and Class Y shares returned 18.80%.1 In comparison, the fund’s benchmark, the Russell 2000® Growth Index (the “Index”), produced a total return of 17.36% for the same period.2

A sustained U.S. economic recovery generally helped support small-cap stock prices over the reporting period, and small-cap growth stocks fared better than their more value-oriented counterparts.The fund produced higher returns than its benchmark, mainly due to favorable stock selections in the information technology, health care, and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with total market capitalizations equal to or less than that of the largest company in the Index.When choosing stocks, we seek to identify high-quality, small-cap companies that are experiencing or are expected to experience rapid current or expected earnings or revenue growth. We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth.We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Small-Cap Growth Stocks Climbed Amid Volatility

The reporting period began in the wake of a rally that sent several broad measures of U.S. stock market performance to new record highs.The advance was interrupted in early October 2014, when stock prices fell sharply due to renewed concerns regarding the sustainability of the U.S. economic recovery, ongoing headwinds in international markets, and fears that an outbreak of the Ebola virus would spread beyond Western Africa.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks soon rebounded when these fears proved overblown, as evidenced by a steadily declining U.S. unemployment rate and the creation of hundreds of thousands of new jobs. These positive developments, together with rising corporate earnings, helped support greater consumer and business confidence. Nonetheless, equities continued to encounter bouts of heightened volatility stemming from global economic instability and plummeting oil prices. Small-cap companies proved less vulnerable than large-cap stocks to these global concerns, largely because small companies tend to derive most of their revenues from domestic markets.

Small-cap stocks produced higher returns, on average, than large- and midcap stocks. Within the small-cap asset class, investors favored relatively speculative companies with strong earnings growth, and companies with attractive valuations generally fell out of favor.

Security Selections Buoyed Fund Results

The fund outperformed the Russell 2000 Growth Index on the strength of a successful stock selection strategy, which produced above-average results across several of the benchmark’s economic sectors. Relative performance was especially robust in the information technology sector, where security software developer Proofpoint and network security solutions provider Barracuda Networks reported higher sales and earnings in the wake of highly publicized attacks on corporate computer systems. Transportation management specialist FleetMatics Group exceeded analysts’ earnings targets after expanding its customer base, and cloud-based banking services provider Q2 Holdings, digital media analytics developer comScore, and business process services company MAXIMUS also posted better-than-expected financial results.

In the health care sector, several holdings announced progress in new product development and market expansion, including Auspex Pharmaceuticals, Anacor Pharmaceuticals, and Celldex Therapeutics.The fund further benefited from underweighted exposure to the struggling energy sector, where we especially avoided hard-hit exploration-and-production firms. Among consumer staples companies, grocery distributor United Natural Foods reduced its operating expenses and successfully integrated a recent acquisition, fragrances producer Interparfums benefited from rising disposable income among consumers, and food-and-beverage producer WhiteWave Foods achieved growth in all of its business segments.

4

Disappointments during the reporting period included the consumer staples sector, where dining chain Del Frisco’s Restaurant Group, personalized products retailer Shutterfly, and consumer robotics maker iRobot fell short of quarterly earnings expectations. In other areas, materials producer Flotek Industries was hurt by its exposure to the energy production industry, and National Bank Holdings reduced its future earnings guidance after reporting a quarterly earnings shortfall.

Growth Fundamentals Remain Attractive

Business fundamentals for domestically-focused small-cap companies have continued to improve in the recovering U.S. economy.Therefore, we have positioned the fund constructively, including overweighted exposure to software developers and internet software and services companies in the information technology sector; building products manufacturers in the industrials sector; and textile/apparel and media companies in the consumer discretionary sector. We slightly increased the fund’s exposure to energy companies as oil prices began to stabilize. In contrast, we have identified relatively few opportunities in the financials sector.

April 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s returns reflect the absorption of certain expenses by The Dreyfus Corporation pursuant to an agreement in effect through February 1, 2016. Had these expenses not been absorbed, returns would have been lower.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Investors cannot invest directly in any index.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small Cap Growth Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

	Class I	Class Y
Expenses paid per $1,000†	$5.18	$4.91
Ending value (after expenses)	$1,187.70	$1,188.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

	Class I	Class Y
Expenses paid per $1,000†	$4.78	$4.53
Ending value (after expenses)	$1,020.19	$1,020.44

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class I and .90% for Class Y, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2015 (Unaudited)

Common Stocks—98.2%	Shares		Value ($)
Automobiles & Components—1.4%
Motorcar Parts of America	14,364	[a]	399,176
Banks—3.1%
ConnectOne Bancorp	6,433		125,186
National Bank Holdings, Cl. A	18,262		343,508
PrivateBancorp	11,795		414,830
			883,524
Capital Goods—10.1%
American Woodmark	5,434	[a]	297,403
Beacon Roofing Supply	16,059	[a]	502,647
Comfort Systems USA	19,389		407,945
EnerSys	7,643		490,986
PGT	30,580	[a]	341,732
Trex	6,782	[a]	369,822
Watsco	3,373		423,986
			2,834,521
Commercial & Professional Services—4.4%
Advisory Board	6,828	[a]	363,796
Corporate Executive Board	5,659		451,928
TrueBlue	16,992	[a]	413,755
			1,229,479
Consumer Durables & Apparel—5.8%
Malibu Boats, Cl. A	17,512	[a]	408,905
Oxford Industries	7,348		554,407
Steven Madden	8,094	[a]	307,572
Wolverine World Wide	10,661	[b]	356,610
			1,627,494
Consumer Services—3.0%
2U	16,362		418,540
Capella Education	2,159		140,076
Red Robin Gourmet Burgers	3,458	[a]	300,846
			859,462
Energy—3.3%
Earthstone Energy	249	[a]	5,864
Forum Energy Technologies	14,697	[a]	288,061

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Oasis Petroleum	20,217	[a,b]	287,486
Patterson-UTI Energy	18,762		352,257
			933,668
Food & Staples Retailing—1.2%
United Natural Foods	4,378	[a]	337,281
Food, Beverage & Tobacco—.8%
WhiteWave Foods	5,304	[a]	235,179
Health Care Equipment & Services—9.8%
Align Technology	4,622	[a]	248,594
Endologix	21,668	[a]	369,873
Globus Medical, Cl. A	12,249	[a]	309,165
HealthStream	10,983	[a]	276,772
HeartWare International	3,466	[a,b]	304,211
LDR Holding	8,014	[a]	293,633
Medidata Solutions	9,131	[a]	447,784
Spectranetics	14,665	[a,b]	509,755
			2,759,787
Household & Personal Products—2.2%
Inter Parfums	18,648		608,298
Materials—2.1%
Flotek Industries	20,495	[a]	302,096
Scotts Miracle-Gro, Cl. A	4,234		284,398
			586,494
Media—4.0%
IMAX	12,112	[a,b]	408,296
Lions Gate Entertainment	11,148	[b]	378,140
MDC Partners, Cl. A	12,554		355,906
			1,142,342
Pharmaceuticals, Biotech &
Life Sciences—14.9%
ACADIA Pharmaceuticals	12,756	[a,b]	415,718
Anacor Pharmaceuticals	6,304	[a]	364,686
BioDelivery Sciences International	31,530	[a,b]	331,065

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Celldex Therapeutics	14,434	[a]	402,276
Cepheid	6,735	[a]	383,222
KYTHERA Biopharmaceuticals	11,396	[a,b]	571,509
Ligand Pharmaceuticals	2,584	[a]	199,252
Nektar Therapeutics	20,768	[a]	228,448
Pacira Pharmaceuticals	3,021	[a]	268,416
Paratek Pharmaceuticals	7,047		220,289
WuXi PharmaTech, ADR	12,809	[a]	496,733
ZS Pharma	7,559	[b]	318,083
			4,199,697
Retailing—3.9%
Core-Mark Holding Company	4,291		275,997
Kirkland’s	17,947	[a]	426,241
Restoration Hardware Holdings	3,985	[a]	395,272
			1,097,510
Semiconductors & Semiconductor
Equipment—5.3%
Inphi	19,416	[a]	346,187
Integrated Device Technology	16,608	[a]	332,492
MaxLinear, Cl. A	51,486	[a,b]	418,581
Mellanox Technologies	8,820	[a]	399,899
			1,497,159
Software & Services—18.0%
Barracuda Networks	9,407	[a]	361,887
comScore	8,330	[a]	426,496
Constant Contact	7,262	[a]	277,481
Demandware	4,433	[a]	269,970
FleetMatics Group	8,280	[a,b]	371,358
HubSpot	7,833	[b]	312,537
LogMeIn	7,492	[a]	419,477
MAXIMUS	4,333		289,271
Mentor Graphics	20,742		498,430

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Perficient	22,013	[a]	455,449
Proofpoint	7,898	[a]	467,720
Q2 Holdings	13,562		286,701
Rally Software Development	20,621	[a]	323,543
SS&C Technologies Holdings	4,855		302,466
			5,062,786
Technology Hardware & Equipment—3.9%
Infinera	23,725	[a]	466,671
Littelfuse	2,958		293,996
RADWARE	16,841	[a]	352,145
			1,112,812
Transportation—1.0%
Forward Air	5,364		291,265
Total Common Stocks
(cost $21,595,198)			27,697,934

Other Investment—.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $45,091)	45,091	[c]	45,091

10

Investment of Cash Collateral
for Securities Loaned—11.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,325,146)	3,325,146 [c]	3,325,146
Total Investments (cost $24,965,435)	110.2%	31,068,171
Liabilities, Less Cash and Receivables	(10.2%)	(2,878,330)
Net Assets	100.0%	28,189,841

ADR—American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2015, the value of the fund’s securities on loan was $3,119,412 and the value of the collateral held by the fund was $3,325,146.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	18.0	Technology Hardware & Equipment	3.9
Pharmaceuticals, Biotech &		Energy	3.3
Life Sciences	14.9	Banks	3.1
Money Market Investments	12.0	Consumer Services	3.0
Capital Goods	10.1	Household & Personal Products	2.2
Health Care Equipment & Services	9.8	Materials	2.1
Consumer Durables & Apparel	5.8	Automobiles & Components	1.4
Semiconductors & Semiconductor		Food & Staples Retailing	1.2
Equipment	5.3	Transportation	1.0
Commercial & Professional Services	4.4	Food, Beverage & Tobacco	.8
Media	4.0
Retailing	3.9		110.2

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $3,119,412)—Note 1(b):
Unaffiliated issuers	21,595,198	27,697,934
Affiliated issuers	3,370,237	3,370,237
Cash		31,660
Receivable for investment securities sold		1,542,684
Receivable for shares of Beneficial Interest subscribed		27,193
Dividends and securities lending income receivable		6,571
Prepaid expenses		17,071
		32,693,350
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		18,658
Liability for securities on loan—Note 1(b)		3,325,146
Payable for investment securities purchased		1,120,811
Payable for shares of Beneficial Interest redeemed		3,491
Accrued expenses		35,403
		4,503,509
Net Assets ($)		28,189,841
Composition of Net Assets ($):
Paid-in capital		8,808,353
Accumulated investment (loss)—net		(84,009)
Accumulated net realized gain (loss) on investments		13,362,761
Accumulated net unrealized appreciation
(depreciation) on investments		6,102,736
Net Assets ($)		28,189,841

Net Asset Value Per Share
	Class I	Class Y
Net Assets ($)	28,099,561	90,280
Shares Outstanding	716,623	2,302
Net Asset Value Per Share ($)	39.21	39.22

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $594 foreign taxes withheld at source):
Unaffiliated issuers	73,136
Affiliated issuers	246
Income from securities lending—Note 1(b)	14,020
Total Income	87,402
Expenses:
Investment advisory fee—Note 3(a)	143,699
Professional fees	25,859
Registration fees	14,875
Custodian fees—Note 3(b)	12,133
Shareholder servicing costs—Note 3(b)	11,448
Administration fees—Note 3(a)	10,777
Prospectus and shareholders’ reports	5,709
Trustees’ fees and expenses—Note 3(c)	852
Interest expense—Note 2	431
Loan commitment fees—Note 2	365
Miscellaneous	9,333
Total Expenses	235,481
Less—reduction in expenses due to undertaking—Note 3(a)	(64,048)
Less—reduction in fees due to earnings credits—Note 3(b)	(22)
Net Expenses	171,411
Investment (Loss)—Net	(84,009)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	5,861,571
Net unrealized appreciation (depreciation) on investments	259,291
Net Realized and Unrealized Gain (Loss) on Investments	6,120,862
Net Increase in Net Assets Resulting from Operations	6,036,853

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment (loss)—net	(84,009)	(351,066)
Net realized gain (loss) on investments	5,861,571	27,905,318
Net unrealized appreciation
(depreciation) on investments	259,291	(22,841,870)
Net Increase (Decrease) in Net Assets
Resulting from Operations	6,036,853	4,712,382
Dividends to Shareholders from ($):
Net realized gain on investments:
Class I	(16,086,915)	(27,698,814)
Class Y	(48,130)	(309)
Total Dividends	(16,135,045)	(27,699,123)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class I	2,653,601	3,063,509
Class Y	—	158,032
Dividends reinvested:
Class I	6,200,108	14,378,737
Cost of shares redeemed:
Class I	(16,974,913)	(49,211,819)
Class Y	(36,954)	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(8,158,158)	(31,611,541)
Total Increase (Decrease) in Net Assets	(18,256,350)	(54,598,282)
Net Assets ($):
Beginning of Period	46,446,191	101,044,473
End of Period	28,189,841	46,446,191
Undistributed investment (loss)—net	(84,009)	—
Capital Share Transactions (Shares):
Class Ia
Shares sold	59,077	47,416
Shares issued for dividends reinvested	177,349	263,733
Shares redeemed	(397,122)	(860,430)
Net Increase (Decrease) in Shares Outstanding	(160,696)	(549,281)
Class Ya
Shares sold	—	2,936
Shares redeemed	(650)	—
Net Increase (Decrease) in Shares Outstanding	(650)	2,936

a During the period ended September 30, 2014, 2,936 Class I shares representing $158,032 were exchanged for
2,936 ClassY shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2015				Year Ended September 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	52.76		70.83	60.57	47.21	47.68	43.36
Investment Operations:
Investment (loss)—net[a]	(.10)		(.30)	(.13)	(.16)	(.18)	(.13)
Net realized and unrealized
gain (loss) on investments	7.46		1.98	16.26	14.57	(.29)	4.45
Total from Investment Operations	7.36		1.68	16.13	14.41	(.47)	4.32
Distributions:
Dividends from net realized
gain on investments	(20.91)		(19.75)	(5.87)	(1.05)	—	—
Net asset value, end of period	39.21		52.76	70.83	60.57	47.21	47.68
Total Return (%)	18.77	[b]	1.46	30.20	30.86	(.99)	9.96
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.31	[c]	1.15	1.04	1.02	.97	.94
Ratio of net expenses
to average net assets	.95	[c]	.95	.98	.96	.96	.94
Ratio of net investment (loss)
to average net assets	(.47)[c]		(.52)	(.22)	(.29)	(.33)	(.29)
Portfolio Turnover Rate	83.21	[b]	138.15	121.73	154.49	176.06	181.09
Net Assets, end of period
($ x 1,000)	28,100		46,290	101,043	133,692	142,906	219,144

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	March 31, 2015		Year Ended September 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	52.76		70.83	64.04
Investment Operations:
Investment (loss)—net[b]	(.09)		(.19)	(.10)
Net realized and unrealized
gain (loss) on investments	7.46		1.87	6.89
Total from Investment Operations	7.37		1.68	6.79
Distributions:
Dividends from net realized gain on investments	(20.91)		(19.75)	—
Net asset value, end of period	39.22		52.76	70.83
Total Return (%)	18.80	[c]	1.48	10.59	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.33	[d]	1.11	1.07	[d]
Ratio of net expenses
to average net assets	.90	[d]	.95	.95	[d]
Ratio of net investment (loss)
to average net assets	(.42)[d]		(.38)	(.57)[d]
Portfolio Turnover Rate	83.21	[c]	138.15	121.73
Net Assets, end of period ($ x 1,000)	90		156	1

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Growth Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class I and Class Y. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or a contingent deferred sales charge. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

18

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be consid-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	25,713,496	—	—	25,713,496
Equity Securities—
Foreign
Common Stocks†	1,984,438	—	—	1,984,438
Mutual Funds	3,370,237	—	—	3,370,237

† See Statement of Investments for additional detailed categorizations.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of NewYork Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at

20

least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2015,The Bank of New York Mellon earned $3,070 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2014 ($)	Purchases ($)	Sales ($)	3/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	845,754	10,123,096	10,923,759	45,091.2
Dreyfus
Institutional
Cash Advantage
Fund	6,881,565	24,641,023	28,197,442	3,325,146	11.8
Total	7,727,319	34,764,119	39,121,201	3,370,237	12.0

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: ordinary income $4,850,061 and long-term capital gains $22,849,062.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is

22

charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2015 was approximately $79,100 with a related weighted average annualized interest rate of 1.09%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus had contractually agreed, from October 1, 2014 through October 31, 2014, to waive receipt of its fees and/or assume the expenses of the fund, so that the direct annual fund’s operating expenses (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed .95% of the value of the fund’s average daily net assets. Dreyfus has also contractually agreed, from November 1, 2014 through February 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of Class I and Y shares (excluding certain expenses as described above) do not exceed .95% and .90% of the value of the respective class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $64,048 during the period ended March 31, 2015.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $10,777 during the period ended March 31, 2015.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $9,962 for transfer agency services and $484 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $22.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $12,133 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $5,657 for services performed by the Chief Compliance Officer and his staff.

24

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $19,315, custodian fees $6,000, Chief Compliance Officer fees $2,867, administration fees $1,449 and transfer agency fees $2,747, which are offset against an expense reimbursement currently in effect in the amount of $13,720.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2015, amounted to $30,385,653 and $54,554,018, respectively.

At March 31, 2015, accumulated net unrealized appreciation on investments was $6,102,736, consisting of $6,496,912 gross unrealized appreciation and $394,176 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infra-structures.The Board also considered portfolio management’s broker-

26

age policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians for the various periods. The Dreyfus representatives noted the proximity to the median for certain of the periods when the fund’s performance was below the Performance Group and/or Performance Universe medians. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s return was above the return of the index in six of the past ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The

Th eFund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until February 1, 2016, so that annual direct fund operating expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings, acquired fund fees and extraordinary expenses) do not exceed 0.95% and .90% of the average daily net assets of the fund’s Class I and Class Y shares, respectively. Dreyfus representatives also noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates of managing the funds in the Dreyfus fund complex, and the

28

method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

30

NOTES

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus/The Boston
Company Small Cap
Value Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
26	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small Cap
Value Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small Cap Value Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting moderate gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, U.S. corporate fundamentals benefited from a sustained economic recovery fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. On the other hand, investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States and undermine corporate profits. In the end, risk taking was mostly rewarded during the reporting period, and small-cap stocks significantly outperformed their larger counterparts.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness.While monetary policymak-ers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial adviser, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus/The Boston Company Small Cap Value Fund produced a total return of 9.02%.1 In comparison, the fund’s benchmark, the Russell 2000® Value Index (the “Index”), produced a total return of 11.56% for the same period.2

A sustained U.S. economic recovery generally helped support small-cap stock prices over the reporting period, but small-cap value stocks lagged their more growth-oriented counterparts, on average.The fund produced lower returns than its benchmark, mainly due to shortfalls in the hard-hit materials and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap U.S. companies with market capitalizations that are equal to or less than the total market capitalization of the largest company in the Index.We use fundamental research and qualitative analysis to select stocks and look for companies with strong competitive positions, high-quality management, and financial strength. We use a consistent three-step fundamental research process to evaluate the stocks, consisting of valuation, which is to identify small-cap companies that are considered to be attractively priced relative to their earnings potential; fundamentals, which is to verify the strength of the underlying business position; and catalyst, which is to identify a specific event that has the potential to cause the stocks to appreciate in value.

Small-Cap Value Stocks Climbed Despite Volatility

The reporting period began in the wake of a rally that sent several broad measures of U.S. stock market performance to new record highs.The advance was interrupted in early October 2014, when stock prices fell sharply due to renewed concerns regarding the sustainability of the U.S. economic recovery, ongoing headwinds in international markets, and fears that an outbreak of the Ebola virus would spread beyond Western Africa.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Stocks soon rebounded when these fears proved overblown. A steadily declining U.S. unemployment rate, the creation of hundreds of thousands of new jobs, and rising corporate earnings helped support greater consumer and business confidence. Nonetheless, equities generally continued to encounter bouts of heightened volatility stemming from global economic instability, geopolitical concerns, and plummeting oil prices. Small-cap companies proved less vulnerable than large-cap stocks to global influences, largely because small companies tend to derive most of their revenues from domestic markets.

As a result, small-cap stocks produced higher returns, on average, than large- and midcap stocks. Within the small-cap asset class, investors favored relatively speculative companies with strong earnings growth, and more seasoned companies with attractive valuations mostly fell out of favor.

Energy and Materials Stocks Dampened Fund Results

Although the fund participated to a significant degree in the Russell 2000 Value Index’s gains over the reporting period, its relative performance was constrained by investments in the energy sector, which lost considerable value when commodity prices plunged. Exploration-and-production companies were especially hard hit when capital expenditures were slashed by major oil producers, undermining results from seismic services specialist Geospace Technologies, drilling equipment provider Dril-Quip, independent oil-and-gas producer Bill Barrett. Coal producer Cloud Peak Energy was hurt by lower coal prices, and well servicing contractor Key Energy Services encountered operational problems in Mexico. In the materials sector, steelmaker Timkensteel, specialty metals producer Carpenter Technology, and chemicals maker Flotek Industries lost value amid flagging demand from customers in the energy industry, while gold mining company Allied Nevada Gold struggled with production shortfalls.

On a more positive note, the fund’s relative results were buoyed by favorable stock selections in other areas. In the consumer discretionary sector, retailer Office Depot received an acquisition offer, specialty apparel seller Children’s Place reported better-than-expected quarterly results, and media company E.W. Scripps unlocked shareholder value by reorganizing and divesting its newspaper holdings. Among financial institutions, the fund achieved relative success with data center operator CyrusOne, which beat earnings forecasts and raised its dividend. Real estate invest-

4

ment trust (REIT) Summit Hotel Properties benefited from a broadening lodging recovery, regional bank Synovus Financial achieved better-than-expected loan growth, and bank holding company Webster Financial reported strong growth of health savings accounts sold through its national network.

Business Fundamentals Remain Attractive

As we move into the second quarter, economic data has taken longer to firm up for the U.S. economy than many had expected after a challenging first quarter but we have begun to see positive signs.We believe we should see improved growth as better employment and consumer spending data emerge, while the impact from the slowdown in the energy sector and the shock from the strong dollar pass. Company earnings may be less robust, but are better than expected. Overall, we remain optimistic regarding U.S. small cap equities and continue to focus on the strategy’s disciplined, research-driven investment approach.

Within this environment, we are finding attractive opportunities in the Consumer Discretionary, Industrials and Health Care sectors, which are emphasized in the portfolio with overweight positions versus the index. Conversely, we have maintained underweight exposure to REITs, Insurance and Utilities, where we have found fewer opportunities meeting our investment criteria.

April 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile than those of larger, more established companies.The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund’s ability to sell these securities.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain
distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those
Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small Cap Value Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

Expenses paid per $1,000†	$5.00
Ending value (after expenses)	$1,090.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

Expenses paid per $1,000†	$4.84
Ending value (after expenses)	$1,020.14

† Expenses are equal to the fund’s annualized expense ratio of .96% for Class I; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

Common Stocks—99.2%	Shares		Value ($)
Automobiles & Components—2.2%
Tenneco	38,862	[a]	2,231,456
Thor Industries	45,798		2,894,892
Winnebago Industries	78,766	[b]	1,674,565
			6,800,913
Banks—16.1%
Bank of Hawaii	49,547		3,032,772
Boston Private Financial Holdings	119,309		1,449,604
Brookline Bancorp	170,885		1,717,394
Cardinal Financial	83,299		1,664,314
Central Pacific Financial	55,864		1,283,196
CoBiz Financial	123,125		1,516,900
Columbia Banking System	99,196		2,873,708
CVB Financial	169,405		2,700,316
First Horizon National	360,609		5,153,103
First Midwest Bancorp	154,864		2,689,988
Seacoast Banking	91,749	[a]	1,309,258
Square 1 Financial, Cl. A	12,178		326,005
Synovus Financial	236,527		6,625,121
UMB Financial	43,167		2,283,103
United Community Banks	161,161		3,042,720
Valley National Bancorp	307,640		2,904,122
Washington Trust Bancorp	30,608		1,168,920
Webster Financial	115,098		4,264,381
Wintrust Financial	69,914		3,333,500
			49,338,425
Capital Goods—8.3%
AeroVironment	82,150	[a]	2,177,796
American Woodmark	36,419	[a]	1,993,212
Apogee Enterprises	56,325		2,433,240
Astec Industries	50,137		2,149,875
Chart Industries	44,948	[a]	1,576,551
Comfort Systems USA	87,221		1,835,130
EnerSys	28,330		1,819,919
FreightCar America	56,117		1,763,757
Granite Construction	60,758		2,135,036
Great Lakes Dredge and Dock	227,740	[a]	1,368,717

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Lindsay	29,980	[b]	2,285,975
Mueller Industries	66,520		2,403,368
Simpson Manufacturing	41,037		1,533,553
			25,476,129
Commercial & Professional Services—6.1%
ABM Industries	54,436		1,734,331
FTI Consulting	55,740	[a]	2,088,020
Interface	141,635		2,943,175
Knoll	112,818		2,643,326
Korn/Ferry International	83,001		2,728,243
McGrath RentCorp	54,291		1,786,717
Steelcase, Cl. A	153,156		2,900,775
TrueBlue	79,540	[a]	1,936,799
			18,761,386
Consumer Durables & Apparel—5.7%
Cavco Industries	20,977	[a]	1,574,534
Deckers Outdoor	19,385	[a]	1,412,585
Ethan Allen Interiors	95,940		2,651,782
iRobot	46,290	[a,b]	1,510,443
Oxford Industries	35,812		2,702,015
Standard Pacific	178,069	[a]	1,602,621
Universal Electronics	31,458	[a]	1,775,490
Vera Bradley	82,335	[a]	1,336,297
WCI Communities	74,195	[a]	1,776,970
William Lyon Homes, Cl. A	49,329	[a]	1,273,675
			17,616,412
Consumer Services—2.6%
Belmond, Cl. A	189,303	[a]	2,324,641
Capella Education	22,457		1,457,010
Cheesecake Factory	82,868		4,087,878
			7,869,529
Diversified Financials—.7%
Piper Jaffray	39,739	[a]	2,084,708
Energy—3.5%
Bill Barrett	126,462	[a,b]	1,049,635
Cloud Peak Energy	155,154	[a]	902,996

8

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Dril-Quip	21,782	[a]	1,489,671
Geospace Technologies	65,545	[a,b]	1,082,148
Gulf Island Fabrication	45,275		672,787
Natural Gas Services Group	52,587	[a]	1,010,722
Patterson-UTI Energy	125,973		2,365,143
Synergy Resources	182,908	[a]	2,167,460
			10,740,562
Exchange-Traded Funds—1.3%
iShares Russell 2000 Value ETF	38,544	[b]	3,978,126
Food & Staples Retailing—2.4%
Casey’s General Stores	53,723		4,840,442
Fresh Market	61,066	[a,b]	2,481,722
			7,322,164
Food, Beverage & Tobacco—1.6%
Dean Foods	179,874		2,973,317
Fresh Del Monte Produce	47,666	[b]	1,854,684
			4,828,001
Health Care Equipment & Services—7.7%
Air Methods	57,176	[a]	2,663,830
Computer Programs & Systems	36,466	[b]	1,978,645
Globus Medical, Cl. A	101,162	[a]	2,553,329
Hanger	86,453	[a]	1,961,619
HMS Holdings	99,774	[a]	1,541,508
LifePoint Hospitals	42,597	[a]	3,128,750
Meridian Bioscience	87,118		1,662,211
Natus Medical	39,474	[a]	1,558,039
Omnicell	74,417	[a]	2,612,037
Select Medical Holdings	56,262		834,365
WellCare Health Plans	33,232	[a]	3,039,399
			23,533,732
Insurance—.5%
Safety Insurance Group	25,737		1,537,786
Materials—5.5%
Calgon Carbon	58,520		1,233,016
Carpenter Technology	50,938		1,980,469
Cytec Industries	38,668		2,089,619

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Flotek Industries	123,469	[a]	1,819,933
Haynes International	30,166		1,345,705
Intrepid Potash	126,826	[a,b]	1,464,840
Louisiana-Pacific	174,793	[a,b]	2,885,832
Stillwater Mining	172,573	[a]	2,229,643
TimkenSteel	68,584		1,815,418
			16,864,475
Media—3.8%
E.W. Scripps, Cl. A	190,410	[a]	5,415,260
Morningstar	6,567		491,934
New York Times, Cl. A	221,861		3,052,807
Time	122,380		2,746,207
			11,706,208
Pharmaceuticals, Biotech &
Life Sciences—1.0%
Horizon Pharma	124,708	[a]	3,238,667
Real Estate—7.7%
Acadia Realty Trust	67,237	[c]	2,345,227
American Assets Trust	55,540	[c]	2,403,771
Corporate Office Properties Trust	125,052	[c]	3,674,028
CyrusOne	77,858	[c]	2,422,941
EPR Properties	39,015	[c]	2,342,070
Healthcare Trust of America, Cl. A	85,516		2,382,476
Kite Realty Group Trust	82,990		2,337,828
Pebblebrook Hotel Trust	44,520	[c]	2,073,296
Summit Hotel Properties	164,060	[c]	2,308,324
Urstadt Biddle Properties, Cl. A	62,857	[c]	1,449,482
			23,739,443
Retailing—5.5%
American Eagle Outfitters	284,196	[b]	4,854,068
Express	194,760	[a]	3,219,383
Guess?	71,483		1,328,869
PEP Boys-Manny Moe & Jack	190,487	[a]	1,832,485
The Children’s Place	46,384		2,977,389
Vitamin Shoppe	68,696	[a,b]	2,829,588
			17,041,782

10

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment—3.2%
Brooks Automation	220,789		2,567,776
MKS Instruments	51,771		1,750,378
Nanometrics	64,973	[a]	1,092,846
PDF Solutions	84,266	[a]	1,510,047
Teradyne	148,992		2,808,499
			9,729,546
Software & Services—4.9%
Acxiom	138,198	[a]	2,555,281
Constant Contact	49,361	[a]	1,886,084
CSG Systems International	92,271		2,804,116
Mentor Graphics	134,976		3,243,473
Monotype Imaging Holdings	90,793		2,963,484
TiVo	158,977	[a]	1,686,746
			15,139,184
Technology Hardware &
Equipment—3.0%
DTS	17,748	[a]	604,674
Electronics For Imaging	19,246	[a]	803,520
FARO Technologies	25,526	[a]	1,585,930
Knowles	90,248	[a,b]	1,739,079
ScanSource	38,240	[a]	1,554,456
Vishay Intertechnology	213,609		2,952,076
			9,239,735
Transportation—.5%
Marten Transport	68,795		1,596,044
Utilities—5.4%
California Water Service Group	66,902		1,639,768
Chesapeake Utilities	47,293		2,393,499
El Paso Electric	70,923		2,740,465
Hawaiian Electric Industries	100,102		3,215,276
NorthWestern	47,758		2,568,903
Portland General Electric	107,094	[b]	3,972,116
			16,530,027
Total Common Stocks
(cost $245,492,895)			304,712,984

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.1%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,360,109)	6,360,109 [d]	6,360,109

Investment of Cash Collateral for
Securities Loaned—5.5%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $16,940,324)	16,940,324 [d]	16,940,324
Total Investments (cost $268,793,328)	106.8%	328,013,417
Liabilities, Less Cash and Receivables	(6.8%)	(20,917,198)
Net Assets	100.0%	307,096,219

ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2015, the value of the fund’s securities on loan was
$20,122,687 and the value of the collateral held by the fund was $20,561,367, consisting of cash collateral of
$16,940,324 and U.S. Government & Agency securities valued at $3,621,043.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Banks	16.1	Semiconductors &
Capital Goods	8.3	Semiconductor Equipment	3.2
Health Care Equipment & Services	7.7	Technology Hardware & Equipment	3.0
Real Estate	7.7	Consumer Services	2.6
Money Market Investments	7.6	Food & Staples Retailing	2.4
Commercial & Professional Services	6.1	Automobiles & Components	2.2
Consumer Durables & Apparel	5.7	Food, Beverage & Tobacco	1.6
Materials	5.5	Exchange-Traded Funds	1.3
Retailing	5.5	Pharmaceuticals, Biotech & Life Sciences	1.0
Utilities	5.4	Diversified Financials	.7
Software & Services	4.9	Insurance	.5
Media	3.8	Transportation	.5
Energy	3.5	106.8

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $20,122,687)—Note 1(b):
Unaffiliated issuers	245,492,895	304,712,984
Affiliated issuers	23,300,433	23,300,433
Cash		21,305
Receivable for investment securities sold		1,026,233
Dividends and securities lending income receivable		381,404
Prepaid expenses		20,587
		329,462,946
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		236,565
Liability for securities on loan—Note 1(b)		16,940,324
Payable for investment securities purchased		4,990,369
Payable for shares of Beneficial Interest redeemed		142,995
Accrued expenses		56,474
		22,366,727
Net Assets ($)		307,096,219
Composition of Net Assets ($):
Paid-in capital		238,584,831
Accumulated undistributed investment income—net		826,717
Accumulated net realized gain (loss) on investments		8,464,582
Accumulated net unrealized appreciation (depreciation) on investments		59,220,089
Net Assets ($)		307,096,219
Class I Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)		12,572,201
Net Asset Value, offering and redemption price per share ($)		24.43

See notes to financial statements.

The Fund 13

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $259 foreign taxes withheld at source):
Unaffiliated issuers	2,311,097
Affiliated issuers	1,714
Income from securities lending—Note 1(b)	35,073
Total Income	2,347,884
Expenses:
Investment advisory fee—Note 3(a)	1,242,642
Shareholder servicing costs—Note 3(b)	89,855
Administration fees—Note 3(a)	71,919
Custodian fees—Note 3(b)	25,301
Professional fees	21,672
Registration fees	13,185
Prospectus and shareholders’ reports	12,085
Trustees’ fees and expenses—Note 3(c)	8,341
Loan commitment fees—Note 2	1,277
Interest expense—Note 2	1,005
Miscellaneous	11,562
Total Expenses	1,498,844
Less—reduction in fees due to earnings credits—Note 3(b)	(3)
Net Expenses	1,498,841
Investment Income—Net	849,043
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	10,710,585
Net unrealized appreciation (depreciation) on investments	15,259,401
Net Realized and Unrealized Gain (Loss) on Investments	25,969,986
Net Increase in Net Assets Resulting from Operations	26,819,029
See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment income—net	849,043	1,308,141
Net realized gain (loss) on investments	10,710,585	67,923,008
Net unrealized appreciation (depreciation) on
investments	15,259,401	(53,436,247)
Net Increase (Decrease) in Net Assets Resulting
from Operations	26,819,029	15,794,902
Dividends to Shareholders from ($):
Investment income—net	(1,400,392)	(1,005,685)
Net realized gain on investments	(60,861,664)	(62,752,734)
Total Dividends	(62,262,056)	(63,758,419)
Beneficial Interest Transactions ($):
Net proceeds from shares sold	13,793,929	23,641,959
Dividends reinvested	61,197,900	62,714,198
Cost of shares redeemed	(50,828,670)	(105,762,725)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	24,163,159	(19,406,568)
Total Increase (Decrease) in Net Assets	(11,279,868)	(67,370,085)
Net Assets ($):
Beginning of Period	318,376,087	385,746,172
End of Period	307,096,219	318,376,087
Undistributed investment income—net	826,717	1,378,066
Capital Share Transactions (Shares):
Shares sold	546,204	777,169
Shares issued for dividends reinvested	2,685,296	2,192,804
Shares redeemed	(1,944,085)	(3,460,611)
Net Increase (Decrease) in Shares Outstanding	1,287,415	(490,638)
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and dis-tributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2015				Year Ended September 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	28.21		32.76	25.65	18.81	20.57	18.54
Investment Operations:
Investment income—net[a]	.07		.11	.26	.14	.13	.10
Net realized and unrealized
gain (loss) on investments	2.05		1.15	7.29	6.79	(1.79)	1.99
Total from Investment Operations	2.12		1.26	7.55	6.93	(1.66)	2.09
Distributions:
Dividends from
investment income—net	(.13)		(.09)	(.22)	(.09)	(.10)	(.06)
Dividends from net realized
gain on investments	(5.77)		(5.72)	(.22)	—	—	—
Total Distributions	(5.90)		(5.81)	(.44)	(.09)	(.10)	(.06)
Net asset value, end of period	24.43		28.21	32.76	25.65	18.81	20.57
Total Return (%)	9.02	[b]	3.62	29.92	36.95	(8.14)	11.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.96	[c]	.96	.99	.98	.96	.93
Ratio of net expenses
to average net assets	.96	[c]	.96	.99	.98	.96	.93
Ratio of net investment income
to average net assets	.55	[c]	.37	.90	.59	.57	.52
Portfolio Turnover Rate	41.31	[b]	68.43	76.63	88.54	66.51	79.47
Net Assets, end of period
($ x 1,000)	307,096		318,376	385,746	457,180	372,176	492,393

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small Cap Value Fund (the “fund”) is a separate diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek long-term growth of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.

Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Service Plan fees. Class I shares are offered without a front-end sales charge or a contingent deferred sales charge.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System

18

for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	298,410,217	—	—	298,410,217
Equity Securities—
Foreign
Common Stocks†	2,324,641	—	—	2,324,641
Exchange-Traded
Funds	3,978,126	—	—	3,978,126
Mutual Funds	23,300,433	—	—	23,300,433

† See Statement of Investments for additional detailed categorizations.

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all

20

times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2015,The Bank of NewYork Mellon earned $11,690 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended March 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2014 ($)	Purchases ($)	Sales ($)	3/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	4,863,755	54,025,685	52,529,331	6,360,109	2.1
Dreyfus
Institutional
Cash
Advantage
Fund	—	86,256,879	69,316,555	16,940,324	5.5
Total	4,863,755	140,282,564	121,845,886	23,300,433	7.6

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net real-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: ordinary income $23,808,510 and long-term capital gains $39,949,909.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is

22

charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2015 was approximately $184,000 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $71,919 during the period ended March 31, 2015.

(b) The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $2,423 for transfer agency services and $65 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $3.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $25,301 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $5,657 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $206,917, custodian fees $13,500, Chief Compliance Officer fees $2,867, administration fees $12,253 and transfer agency fees $1,028.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

24

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2015, amounted to $128,261,955 and $166,536,746, respectively.

At March 31, 2015, accumulated net unrealized appreciation on investments was $59,220,089, consisting of $72,426,765 gross unrealized appreciation and $13,206,676 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures. The Board also considered portfolio management’s brokerage policies

26

and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median for all periods except the four-year period, and the fund’s total return performance was below the Performance Universe median for all periods except the three and ten-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s return was below the return of the index in six of the past ten calendar years.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below

The Fund 27

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

the Expense Group median, the fund’s actual management fee was below the Expense Group median and above the Expense Universe median, and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire

28

Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. In addition, Dreyfus representatives noted that the fund had been generally closed to new investors since August 31, 2006. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

The Fund 29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

  The Board noted the fund’s relative underperformance and agreed to closely monitor performance.

  The Board concluded that the fees paid to Dreyfus were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

30

NOTES

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Investment Advisory,Administration and Sub-Investment Advisory Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus/The Boston
Company Small/Mid Cap
Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

This semiannual report for Dreyfus/The Boston Company Small/Mid Cap Growth Fund covers the six-month period from October 1, 2014, through March 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. stock market encountered bouts of heightened volatility on its way to posting moderate gains for the reporting period overall. Investors were confounded to a degree by divergent economic trends in domestic and international markets. On one hand, U.S. corporate fundamentals benefited from a sustained economic recovery fueled by strengthening labor markets, intensifying manufacturing activity, and greater consumer and business confidence. On the other hand, investors worried that persistent economic weakness in overseas markets and a strengthening U.S. dollar might derail growth in the United States and undermine corporate profits. In the end, risk taking was mostly rewarded during the reporting period, and small-cap stocks significantly outperformed their larger counterparts.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and the U.S. equities asset class in particular. We believe the domestic economic recovery has continued at a sustainable pace, energy prices appear to have stabilized, and aggressively accommodative monetary policies from the world’s major central banks seem likely to address global economic weakness. While monetary policymakers currently appear prepared to begin raising short-term interest rates later this year, any potential rate hikes are expected to be gradual and modest. As always, we urge you to discuss these observations with your financial adviser, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
April 15, 2015

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2014, through March 31, 2015, as provided by Todd W. Wakefield, CFA, and Robert C. Zeuthen, CFA, Primary Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2015, Dreyfus/The Boston Company Small/Mid Cap Growth Fund’s Class A shares produced a total return of 12.10%, Class C shares returned 11.65%, Class I shares returned 12.23%, and Class Y shares returned 12.34%.1 In comparison, the fund’s benchmark, the Russell 2500® Growth Index (the “Index”), produced a total return of 15.48% for the same period.2

A sustained U.S. economic recovery helped support small- and mid-cap stock prices over the reporting period.The fund underperformed its benchmark, mainly due to shortfalls in the consumer discretionary, industrials, and health care sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital. To pursue its goal, the fund normally invests at least 80% of its net assets in equity securities of small-cap and mid-cap U.S. companies with market capitalizations equal to or less than the total market capitalization of the largest company in the Index.When choosing stocks, we seek to identify high-quality small-cap and mid-cap companies with rapid current or expected earnings or revenue growth.We employ fundamental research to identify companies with attractive characteristics, such as strong business and competitive positions, solid cash flows and balance sheets, high-quality management and high sustainable growth.We also may invest in companies that our research indicates will experience accelerating revenues and expanding operating margins.

Growth Stocks Climbed Amid Volatility

The reporting period began in the wake of a rally that sent several broad measures of U.S. stock market performance to new highs. However, the advance was interrupted in early October 2014, when stock prices fell sharply due to renewed concerns regarding the sustainability of the U.S. economic recovery and ongoing headwinds in international markets.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Equities soon rebounded when these fears proved overblown. A steadily declining U.S. unemployment rate, the creation of hundreds of thousands of new jobs, and rising corporate earnings helped support greater consumer and business confidence. Nonetheless, stocks generally continued to encounter bouts of heightened volatility stemming from global economic instability and plummeting oil prices.

Small- and mid-cap companies proved less vulnerable than large-cap stocks to these global concerns, largely because smaller companies tend to derive most of their revenues from domestic markets. Investors favored relatively speculative companies with strong earnings growth, and more seasoned companies with attractive valuations typically fell out of favor.

Security Selections Undermined Fund Results

The fund’s relative performance was constrained by security selection shortfalls in a handful of market segments. Most notably, in the consumer discretionary sector, apparel maker Deckers Outdoor reported weaker-than-expected sales of its Uggs footwear brand. Both Deckers Outdoor and apparel producer PVH were further hurt by the impact of a strengthening U.S. dollar on overseas revenues. Casual dining chain Panera Bread missed analysts’ quarterly earnings targets and reduced future guidance. Building materials provider Lumber Liquidators Holdings struggled with a safety-related scandal surrounding a Chinese supplier, and retailer Vitamin Shoppe faced headwinds from slumping sales and industry-wide regulatory scrutiny.

In the industrials sector, the fund’s relative performance was hurt by underweighted exposure to airlines, which generally benefited from lower fuel costs. In addition, fund holding Spirit Airlines underperformed its peers after posting strong gains in previous reporting periods. Railcar equipment manufacturers Greenbrier Companies and Trinity Industries were harmed by the impact of plummeting oil prices on domestic energy production and rail transportation services, and industrial conglomerate ITT struggled with slumping commodity prices and adverse foreign exchange movements. Among health care companies, Salix Pharmaceuticals encountered inventory-related issues, and our elimination of the fund’s position caused it to miss a later rally after the company received an acquisition offer. Finally, Pacira Pharmaceuticals was hurt by weaker sales of a postsurgical pain management product.

4

The fund achieved above-average results in the materials sector, where construction aggregates supplier Vulcan Materials posted better-than-expected earnings and revenues. Strong stock selections in the information technology sector included security software developer Proofpoint, which reported higher sales and earnings in the wake of highly publicized attacks on corporate computer systems. Transportation management specialist FleetMatics Group exceeded earnings targets after expanding its customer base, business services provider MAXIMUS posted better-than-expected financial results, and laser specialist IPG Photonics saw strong order volumes across its geographic regions. In the consumer staples sector, household goods provider Church & Dwight’s branding strategy produced strong organic sales growth.

Growth Fundamentals Remain Attractive

Business fundamentals for small- and mid-cap companies have continued to improve in the recovering U.S. economy.Therefore, we have positioned the fund constructively, including overweighted exposure to drug developers and service providers in the health care sector, and companies poised to benefit from rising consumer spending in the consumer discretionary sector. We slightly increased the fund’s exposure to energy companies as oil prices began to stabilize. In contrast, we have identified relatively few opportunities in the financials sector.

April 15, 2015

Please note, the position in any security highlighted with italicized typeface was sold during the reporting period. Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Small and midsize companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger more established companies.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 companies (the 2,500 smallest companies in the Russell 3000 Index, which is composed of the 3,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus/The Boston Company Small/Mid Cap Growth Fund from October 1, 2014 to March 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.50	$9.81	$4.23	$3.71
Ending value (after expenses)	$1,121.00	$1,116.50	$1,122.30	$1,123.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.24	$9.35	$4.03	$3.53
Ending value (after expenses)	$1,019.75	$1,015.66	$1,020.94	$1,021.44

† Expenses are equal to the fund’s annualized expense ratio of 1.04% for Class A, 1.86% for Class C, .80% for
Class I and .70% for ClassY, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2015 (Unaudited)

Common Stocks—98.2%	Shares		Value ($)
Automobiles & Components—1.3%
Gentex	659,307		12,065,318
Banks—1.5%
SVB Financial Group	115,327	[a]	14,651,142
Capital Goods—9.7%
A.O. Smith	224,465		14,738,372
B/E Aerospace	183,684		11,685,976
Carlisle	151,165		14,002,414
EnerSys	111,104		7,137,321
ITT	283,140		11,300,117
Sensata Technologies Holding	202,674	[a]	11,643,621
Snap-on	34,833		5,122,541
Watsco	129,054		16,222,088
			91,852,450
Commercial & Professional Services—4.1%
Advisory Board	252,508	[a]	13,453,626
Corporate Executive Board	185,815		14,839,186
Towers Watson & Co., Cl. A	81,967		10,834,808
			39,127,620
Consumer Durables & Apparel—5.5%
Jarden	279,266	[a]	14,773,171
Polaris Industries	62,984		8,887,042
PVH	88,479		9,428,322
Steven Madden	265,601	[a]	10,092,838
Wolverine World Wide	283,542		9,484,480
			52,665,853
Consumer Services—1.3%
Panera Bread, Cl. A	78,045	[a]	12,486,810
Diversified Financials—1.0%
CBOE Holdings	172,033		9,875,554
Energy—3.3%
Forum Energy Technologies	420,484	[a]	8,241,486
Patterson-UTI Energy	497,077		9,332,621

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
Range Resources	261,445		13,605,598
			31,179,705
Exchange-Traded Funds—4.7%
iShares Russell 2000 Growth ETF	294,471	[b]	44,627,080
Food & Staples Retailing—1.4%
United Natural Foods	175,277	[a]	13,503,340
Food, Beverage & Tobacco—1.5%
WhiteWave Foods	320,171	[a]	14,196,382
Health Care Equipment & Services—12.6%
Acadia Healthcare	146,906	[a]	10,518,470
Align Technology	256,355	[a]	13,788,054
athenahealth	113,417	[a,b]	13,540,856
Brookdale Senior Living	376,019	[a]	14,198,477
Catamaran	285,334	[a]	16,988,786
Cooper	71,125		13,330,248
Endologix	691,632	[a,b]	11,806,158
Medidata Solutions	301,810	[a]	14,800,762
MEDNAX	149,261	[a]	10,822,915
			119,794,726
Household & Personal Products—.8%
Church & Dwight	83,632		7,143,845
Materials—2.0%
Headwaters	140,896	[a]	2,584,033
Scotts Miracle-Gro, Cl. A	140,819		9,458,812
Vulcan Materials	83,561		7,044,192
			19,087,037
Media—2.2%
IMAX	321,232	[a,b]	10,828,731
Lions Gate Entertainment	309,539	[b]	10,499,563
			21,328,294
Pharmaceuticals, Biotech &
Life Sciences—12.6%
ACADIA Pharmaceuticals	313,465	[a,b]	10,215,824

8

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Alkermes	191,349	[a]	11,666,549
Anacor Pharmaceuticals	166,583	[a]	9,636,827
Celldex Therapeutics	474,444	[a]	13,222,754
Cepheid	186,210	[a]	10,595,349
Jazz Pharmaceuticals	105,006	[a]	18,143,987
KYTHERA Biopharmaceuticals	190,065	[a,b]	9,531,760
Ligand Pharmaceuticals	57,295	[a]	4,418,017
Nektar Therapeutics	820,992	[a]	9,030,912
Pacira Pharmaceuticals	100,310	[a]	8,912,544
Receptos	86,387	[a]	14,244,352
			119,618,875
Real Estate—2.3%
CBRE Group, Cl. A	324,150	[a]	12,547,847
Realogy Holdings	211,027	[a]	9,597,508
			22,145,355
Retailing—7.5%
Dick’s Sporting Goods	159,192		9,072,352
HSN	174,773		11,924,762
LKQ	370,901	[a]	9,480,230
Ulta Salon, Cosmetics & Fragrance	82,645	[a]	12,466,998
Urban Outfitters	124,247	[a]	5,671,876
Vitamin Shoppe	244,166	[a]	10,057,198
Williams-Sonoma	160,245		12,773,129
			71,446,545
Semiconductors & Semiconductor
Equipment—3.5%
Integrated Device Technology	576,953	[a]	11,550,599
Mellanox Technologies	283,844	[a]	12,869,487
Microchip Technology	180,104	[b]	8,807,086
			33,227,172
Software & Services—13.4%
Akamai Technologies	211,466	[a]	15,023,602

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
ANSYS	82,063	[a]	7,237,136
Demandware	148,139	[a]	9,021,665
FleetMatics Group	275,914	[a,b]	12,374,743
HomeAway	251,469	[a]	7,586,820
Jack Henry & Associates	106,540		7,446,081
LogMeIn	250,483	[a]	14,024,543
MAXIMUS	147,595		9,853,442
Proofpoint	134,414	[a]	7,959,997
ServiceNow	102,766	[a]	8,095,905
SS&C Technologies Holdings	159,876		9,960,275
Synopsys	407,959	[a]	18,896,661
			127,480,870
Technology Hardware & Equipment—4.3%
F5 Networks	70,773	[a]	8,134,649
Infinera	655,974	[a]	12,903,009
IPG Photonics	97,159	[a,b]	9,006,639
Palo Alto Networks	73,450	[a]	10,729,576
			40,773,873
Telecommunication Services—.5%
Level 3 Communications	85,975	[a]	4,628,894
Transportation—1.2%
Spirit Airlines	141,865	[a]	10,974,676
Total Common Stocks
(cost $745,947,389)			933,881,416

Other Investment—2.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $21,916,774)	21,916,774	[c]	21,916,774

10

Investment of Cash Collateral
for Securities Loaned—5.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $56,263,349)	56,263,349 [c]	56,263,349
Total Investments (cost $824,127,512)	106.4%	1,012,061,539
Liabilities, Less Cash and Receivables	(6.4%)	(60,893,717)
Net Assets	100.0%	951,167,822

ETF—Exchange-Traded Fund

a Non-income producing security.
b Security, or portion thereof, on loan.At March 31, 2015, the value of the fund’s securities on loan was
$61,346,813 and the value of the collateral held by the fund was $63,427,061, consisting of cash collateral of
$56,263,349 and U.S. Government & Agency securities valued at $7,163,712.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Software & Services	13.4	Real Estate	2.3
Health Care Equipment & Services	12.6	Media	2.2
Pharmaceuticals, Biotech &		Materials	2.0
Life Sciences	12.6	Banks	1.5
Capital Goods	9.7	Food, Beverage & Tobacco	1.5
Money Market Investments	8.2	Food & Staples Retailing	1.4
Retailing	7.5	Automobiles & Components	1.3
Consumer Durables & Apparel	5.5	Consumer Services	1.3
Exchange-Traded Funds	4.7	Transportation	1.2
Technology Hardware & Equipment	4.3	Diversified Financials	1.0
Commercial & Professional Services	4.1	Household & Personal Products	.8
Semiconductors & Semiconductor		Telecommunication Services	.5
Equipment	3.5
Energy	3.3		106.4

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $61,346,813)—Note 1(b):
Unaffiliated issuers			745,947,389	933,881,416
Affiliated issuers			78,180,123	78,180,123
Cash				832,865
Receivable for investment securities sold				5,086,066
Receivable for shares of Beneficial Interest subscribed				442,781
Dividends and securities lending income receivable				136,774
Prepaid expenses				76,411
				1,018,636,436
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				616,158
Liability for securities on loan—Note 1(b)				56,263,349
Payable for investment securities purchased				9,504,329
Payable for shares of Beneficial Interest redeemed				915,412
Accrued expenses				169,366
				67,468,614
Net Assets ($)				951,167,822
Composition of Net Assets ($):
Paid-in capital				743,272,904
Accumulated investment (loss)—net				(808,742)
Accumulated net realized gain (loss) on investments				20,769,633
Accumulated net unrealized appreciation
(depreciation) on investments				187,934,027
Net Assets ($)				951,167,822

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	248,199,743	36,191,324	555,825,521	110,951,234
Shares Outstanding	13,931,241	2,187,661	30,562,346	6,091,119
Net Asset Value Per Share ($)	17.82	16.54	18.19	18.22
See notes to financial statements.

12

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $6,951 foreign taxes withheld at source):
Unaffiliated issuers	3,149,953
Affiliated issuers	8,845
Income from securities lending—Note 1(b)	188,267
Total Income	3,347,065
Expenses:
Investment advisory fee—Note 3(a)	2,804,055
Shareholder servicing costs—Note 3(c)	788,150
Prospectus and shareholders’ reports	182,314
Distribution fees—Note 3(b)	123,914
Administration fee—Note 3(a)	71,459
Custodian fees—Note 3(c)	45,420
Registration fees	42,768
Trustees’ fees and expenses—Note 3(d)	35,088
Professional fees	28,013
Interest expense—Note 2	11,532
Loan commitment fees—Note 2	8,400
Miscellaneous	14,841
Total Expenses	4,155,954
Less—reduction in fees due to earnings credits—Note 3(c)	(147)
Net Expenses	4,155,807
Investment (Loss)—Net	(808,742)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	35,651,895
Net unrealized appreciation (depreciation) on investments	72,634,946
Net Realized and Unrealized Gain (Loss) on Investments	108,286,841
Net Increase in Net Assets Resulting from Operations	107,478,099

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Operations ($):
Investment (loss)—net	(808,742)	(2,955,479)
Net realized gain (loss) on investments	35,651,895	112,428,209
Net unrealized appreciation
(depreciation) on investments	72,634,946	(64,422,589)
Net Increase (Decrease) in Net Assets
Resulting from Operations	107,478,099	45,050,141
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	(23,322,566)	(22,918,565)
Class C	(3,481,028)	(1,334,731)
Class I	(58,554,617)	(68,005,735)
Class Y	(9,955,724)	(122)
Total Dividends	(95,313,935)	(92,259,153)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	21,161,979	77,706,564
Class C	5,551,585	26,705,891
Class I	75,334,340	233,650,640
Class Y	6,851,117	120,463,624
Dividends reinvested:
Class A	22,529,055	22,257,399
Class C	3,465,315	1,312,211
Class I	48,779,707	57,620,214
Class Y	9,955,724	—
Cost of shares redeemed:
Class A	(24,744,860)	(56,417,187)
Class C	(4,359,758)	(2,572,766)
Class I	(180,233,052)	(258,869,361)
Class Y	(8,878,125)	(17,223,963)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(24,586,973)	204,633,266
Total Increase (Decrease) in Net Assets	(12,422,809)	157,424,254
Net Assets ($):
Beginning of Period	963,590,631	806,166,377
End of Period	951,167,822	963,590,631
Accumulated investment (loss)—net	(808,742)	—

14

	Six Months Ended
	March 31, 2015	Year Ended
	(Unaudited)	September 30, 2014
Capital Share Transactions:
Class A
Shares sold	1,216,456	4,314,496
Shares issued for dividends reinvested	1,371,215	1,296,296
Shares redeemed	(1,430,659)	(3,151,684)
Net Increase (Decrease) in Shares Outstanding	1,157,012	2,459,108
Class C
Shares sold	343,125	1,571,228
Shares issued for dividends reinvested	226,639	80,851
Shares redeemed	(272,238)	(153,217)
Net Increase (Decrease) in Shares Outstanding	297,526	1,498,862
Class Ia
Shares sold	4,291,328	12,766,341
Shares issued for dividends reinvested	2,910,484	3,303,911
Shares redeemed	(10,381,718)	(14,192,319)
Net Increase (Decrease) in Shares Outstanding	(3,179,906)	1,877,933
Class Ya
Shares sold	386,309	6,564,764
Shares issued for dividends reinvested	593,309	—
Shares redeemed	(502,301)	(951,020)
Net Increase (Decrease) in Shares Outstanding	477,317	5,613,744

a During the period ended September 30, 2014, 245,559 Class I shares representing $4,385,685 were exchanged for 245,422 ClassY shares.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2015				Year Ended September 30,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	17.65		18.76	15.82	12.95	12.26	11.10
Investment Operations:
Investment (loss)—net[a]	(.03)		(.09)	(.06)	(.06)	(.06)	(.04)
Net realized and unrealized
gain (loss) on investments	2.01		1.08	4.20	4.08	.75	1.20
Total from Investment Operations	1.98		.99	4.14	4.02	.69	1.16
Distributions:
Dividends from net realized
gain on investments	(1.81)		(2.10)	(1.20)	(1.15)	—	—
Net asset value, end of period	17.82		17.65	18.76	15.82	12.95	12.26
Total Return (%)[b]	12.10	[c]	5.59	28.73	32.36	5.63	10.45
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.04	[d]	1.04	1.02	1.08	1.09	1.12
Ratio of net expenses
to average net assets	1.04	[d]	1.04	1.02	1.08	1.09	1.12
Ratio of net investment (loss)
to average net assets	(.32)[d]		(.48)	(.34)	(.37)	(.45)	(.35)
Portfolio Turnover Rate	72.57	[c]	139.37	124.25	153.75	180.82	191.46
Net Assets, end of period
($ x 1,000)	248,200		225,427	193,470	135,904	107,696	107,796

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

16

Six Months Ended
March 31, 2015				Year Ended September 30,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	16.58		17.87	15.26	12.63	12.06	11.05
Investment Operations:
Investment (loss)—net[a]	(.09)		(.22)	(.20)	(.18)	(.18)	(.13)
Net realized and unrealized
gain (loss) on investments	1.86		1.03	4.01	3.96	.75	1.14
Total from Investment Operations	1.77		.81	3.81	3.78	.57	1.01
Distributions:
Dividends from net realized
gain on investments	(1.81)		(2.10)	(1.20)	(1.15)	—	—
Net asset value, end of period	16.54		16.58	17.87	15.26	12.63	12.06
Total Return (%)[b]	11.65	[c]	4.72	27.54	31.21	4.73	9.14
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.86	[d]	1.83	1.92	1.97	1.95	1.99
Ratio of net expenses
to average net assets	1.86	[d]	1.83	1.92	1.97	1.95	1.99
Ratio of net investment (loss)
to average net assets	(1.14)[d]		(1.26)	(1.29)	(1.24)	(1.31)	(1.21)
Portfolio Turnover Rate	72.57	[c]	139.37	124.25	153.75	180.82	191.46
Net Assets, end of period
($ x 1,000)	36,191		31,329	6,991	1,893	1,124	1,091

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2015				Year Ended September 30,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	17.96		19.01	15.98	13.03	12.29	11.10
Investment Operations:
Investment (loss)—net[a]	(.01)		(.04)	(.01)	(.01)	(.02)	(.01)
Net realized and unrealized
gain (loss) on investments	2.05		1.09	4.24	4.11	.76	1.20
Total from Investment Operations	2.04		1.05	4.23	4.10	.74	1.19
Distributions:
Dividends from net realized
gain on investments	(1.81)		(2.10)	(1.20)	(1.15)	—	—
Net asset value, end of period	18.19		17.96	19.01	15.98	13.03	12.29
Total Return (%)	12.23	[b]	5.85	29.03	32.81	6.02	10.72
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.80	[c]	.80	.75	.78	.77	.81
Ratio of net expenses
to average net assets	.80	[c]	.80	.75	.78	.77	.81
Ratio of net investment (loss)
to average net assets	(.09)[c]		(.24)	(.06)	(.07)	(.14)	(.05)
Portfolio Turnover Rate	72.57	[b]	139.37	124.25	153.75	180.82	191.46
Net Assets, end of period
($ x 1,000)	555,826		605,932	605,704	513,947	341,406	293,126

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

18

	Six Months Ended
	March 31, 2015		Year Ended September 30,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value, beginning of period	17.97		19.01	17.16
Investment Operations:
Investment income (loss)—net[b]	.00	[c]	(.03)	(.01)
Net realized and unrealized
gain (loss) on investments	2.06		1.09	1.86
Total from Investment Operations	2.06		1.06	1.85
Distributions:
Dividends from net realized
gain on investments	(1.81)		(2.10)	—
Net asset value, end of period	18.22		17.97	19.01
Total Return (%)	12.34	[d]	5.90	10.78	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[e]	.72	.72	[e]
Ratio of net expenses
to average net assets	.70	[e]	.72	.72	[e]
Ratio of net investment income (loss)
to average net assets	.03	[e]	(.15)	(.26)[e]
Portfolio Turnover Rate	72.57	[d]	139.37	124.25
Net Assets, end of period ($ x 1,000)	110,951		100,902	1

a	From July 1, 2013 (commencement of initial offering) to September 30, 2013.
b	Based on average shares outstanding.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.

See notes to financial statements.

Th eFund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus/The Boston Company Small/Mid Cap Growth Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering seven series, including the fund. The fund’s investment objective is to seek long-term growth of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. The Boston Company Asset Management, LLC (“TBCAM”), an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency

20

costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these

22

techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of March 31, 2015 in valuing the fund’s investments:

	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	866,050,862	—	—	866,050,862
Equity Securities—
Foreign
Common Stocks†	23,203,474	—	—	23,203,474
Exchange-Traded
Funds	44,627,080	—	—	44,627,080
Mutual Funds	78,180,123	—	—	78,180,123

†	See Statement of Investments for additional detailed categorizations.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At March 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended March 31, 2015,The Bank of NewYork Mellon earned $40,908 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

24

Investments in affiliated investment companies during the period ended March 31, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2014 ($)	Purchases ($)	Sales ($)	3/31/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	18,843,868	211,153,852	208,080,946	21,916,774	2.3
Dreyfus
Institutional
Cash
Advantage
Fund	74,662,549	312,017,807	330,417,007	56,263,349	5.9
Total	93,506,417	523,171,659	538,497,953	78,180,123	8.2

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended September 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $11,998,619 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to September 30, 2014.As a result of the fund’s April 29, 2010 merger with Dreyfus Discovery Fund, capital losses of $11,998,619 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual lim-itation.This acquired capital loss will expire in fiscal year 2016.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2014 was as follows: ordinary income $22,995,578 and long-term capital gains $69,263,575.The tax character of current year distributions will be determined at the end of the current fiscal year.

26

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank, N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2015 was approximately $2,101,000 with a related weighted average annualized interest rate of 1.10%.

NOTE 3—Investment Advisory Fee, Sub-Investment Advisory fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with Dreyfus, the investment advisory fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to Sub-Investment Advisory Agreement between Dreyfus and TBCAM,TBCAM serves as the fund’s sub-adviser responsible for the day-to–day management of a portion of the fund’s portfolio. Dreyfus pays TBCAM a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC, upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent com-

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pany, BNY Mellon, without obtaining shareholder approval. The order also relieves the fund from disclosing the sub-investment advisory fee paid by Dreyfus to an unaffiliated sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.

The fund has a Fund Accounting and Administrative Services Agreement (the “Administration Agreement”) with Dreyfus, whereby Dreyfus performs administrative, accounting and recordkeeping services for the fund.The fund has agreed to compensate Dreyfus for providing accounting services, administration, compliance monitoring, regulatory and shareholder reporting, as well as for related facilities, equipment and clerical help.The fee is based on the fund’s average daily net assets and computed at the following annual rates: .06% of the first $500 million, .04% of the next $500 million and .02% in excess of $1 billion.

In addition, after applying any expense limitations or fee waivers that reduce the fees paid to Dreyfus for this service, Dreyfus has contractually agreed in writing to waive any remaining fees for this service to the extent that they exceed both Dreyfus’ costs in providing these services and a reasonable allocation of the costs incurred by Dreyfus and its affiliates related to the support and oversight of these services. The fund also reimburses Dreyfus for the out-of-pocket expenses incurred in performing this service for the fund. Pursuant to the Administration Agreement, the fund was charged $71,459 during the period ended March 31, 2015.

During the period ended March 31, 2015, the Distributor retained $6,067 from commissions earned on sales of the fund’s Class A shares and $9,088 from CDSCs on redemptions of the fund’s Class C shares.

28

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended March 31, 2015, Class C shares were charged $123,914 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2015, Class A and Class C shares were charged $293,043 and $41,304, respectively, pursuant to the Shareholder Services Plan.

Under its terms, the Distribution Plan and Shareholder Services Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plan or Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended March 31, 2015, the fund was charged $55,653 for transfer agency services and $3,076 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $147.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended March 31, 2015, the fund was charged $45,420 pursuant to the custody agreement.

During the period ended March 31, 2015, the fund was charged $5,657 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $478,690, Distribution Plan fees $22,533, Shareholder Services Plan fees $59,689, custodian fees $21,405, Chief Compliance Officer fees $2,867, administration fees $11,471 and transfer agency fees $19,503.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

30

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2015, amounted to $673,184,207 and $789,003,402, respectively.

At March 31, 2015, accumulated net unrealized appreciation on investments was $187,934,027, consisting of $195,464,346 gross unrealized appreciation and $7,530,319 gross unrealized depreciation.

At March 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY, ADMINISTRATION AND
SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Investment Advisory Agreement and Administration Agreement, pursuant to which Dreyfus provides the fund with investment advisory services and administrative services (together, the “Management Agreement”), and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which The Boston Company Asset Management, LLC (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management person-

32

nel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term perfor-mance.The Board discussed the results of the comparisons and noted

The Fund 33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

that the fund’s total return performance was below the Performance Group median for the one-, two- and three-year periods but above the Performance Group median for the four-, five- and ten-year periods, and the fund’s total return performance was above the Performance Universe median for the various periods, except the one-year period when the fund’s performance was below the Performance Universe median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that, in connection with the Administration Agreement and its related fees, Dreyfus has contractually agreed to waive any fees to the extent that such fees exceed Dreyfus’ costs in providing the services contemplated under the Administration Agreement.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

34

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also noted the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole,

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
ADVISORY, ADMINISTRATION AND SUB-INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (continued)

so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the ser- vices provided by Dreyfus and the Subadviser are adequate and appropriate.

  The Board noted the fund’s relative underperformance in recent periods and agreed to closely monitor the trend of performance.

  The Board concluded that the fees paid to Dreyfus and the Subadviser were reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

36

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of the fund and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreements.

The Fund 37

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-Mail Send your request to info@dreyfus.com
Internet Information can be viewed online or download at http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    May 19, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    May 19, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)